UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	1-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

All Cap Growth Fund

January 31, 2012

All Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.7%

AEROSPACE AND DEFENSE — 4.7%
BE Aerospace, Inc.(1)	240,106	$10,132,473
Precision Castparts Corp.	171,311	28,040,185
TransDigm Group, Inc.(1)	64,077	6,697,969

		44,870,627

AUTOMOBILES — 0.9%
Hyundai Motor Co.	42,055	8,273,606

BEVERAGES — 2.0%
Coca-Cola Co. (The)	217,355	14,677,983
Monster Beverage Corp.(1)	43,112	4,505,635

		19,183,618

BIOTECHNOLOGY — 1.2%
Alexion Pharmaceuticals, Inc.(1)	99,152	7,610,907
Grifols SA(1)	208,773	3,809,542

		11,420,449

CAPITAL MARKETS — 0.8%
Lazard Ltd., Class A	165,598	4,755,975
Morgan Stanley	159,623	2,976,969

		7,732,944

CHEMICALS — 1.3%
Monsanto Co.	154,505	12,677,135

COMMERCIAL BANKS — 0.9%
East West Bancorp., Inc.	143,084	3,142,124
KeyCorp	344,005	2,672,919
SVB Financial Group(1)	50,724	2,944,021

		8,759,064

COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Cintas Corp.	74,823	2,772,192
Clean Harbors, Inc.(1)	74,926	4,754,055

		7,526,247

COMMUNICATIONS EQUIPMENT — 3.7%
Aruba Networks, Inc.(1)	111,833	2,480,456
QUALCOMM, Inc.	556,098	32,709,684

		35,190,140

COMPUTERS AND PERIPHERALS — 10.8%
Apple, Inc.(1)	185,708	84,771,988
EMC Corp.(1)	672,400	17,321,024

		102,093,012

CONSTRUCTION AND ENGINEERING — 0.8%
Chicago Bridge & Iron Co. NV	107,833	4,591,529

All Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Quanta Services, Inc.(1)	135,118	$2,918,549

		7,510,078

CONSUMER FINANCE — 1.7%
American Express Co.	66,641	3,341,380
Discover Financial Services	479,585	13,035,120

		16,376,500

CONTAINERS AND PACKAGING — 0.5%
Rock-Tenn Co., Class A	79,470	4,916,014

DIVERSIFIED CONSUMER SERVICES — 1.1%
Apollo Group, Inc., Class A(1)	63,199	3,312,259
K12, Inc.(1)	91,495	2,048,573
Weight Watchers International, Inc.	72,083	5,487,679

		10,848,511

ELECTRICAL EQUIPMENT — 0.5%
Polypore International, Inc.(1)	114,413	4,356,847

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Jabil Circuit, Inc.	312,063	7,071,348

ENERGY EQUIPMENT AND SERVICES — 8.1%
Baker Hughes, Inc.	58,379	2,868,160
Cameron International Corp.(1)	119,302	6,346,866
Halliburton Co.	244,928	9,008,452
National Oilwell Varco, Inc.	465,121	34,409,652
Oceaneering International, Inc.	73,532	3,572,920
Oil States International, Inc.(1)	77,758	6,196,535
Schlumberger Ltd.	196,236	14,751,060

		77,153,645

FOOD AND STAPLES RETAILING — 3.9%
Costco Wholesale Corp.	230,822	18,989,726
Whole Foods Market, Inc.	238,899	17,685,693

		36,675,419

FOOD PRODUCTS — 2.0%
Mead Johnson Nutrition Co.	258,341	19,140,485

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.3%
Baxter International, Inc.	284,550	15,786,834
Cooper Cos., Inc. (The)	41,169	2,969,932
Covidien plc	111,702	5,752,653
MAKO Surgical Corp.(1)	102,914	3,682,263
Sirona Dental Systems, Inc.(1)	67,880	3,281,998

		31,473,680

HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Catalyst Health Solutions, Inc.(1)	124,724	6,829,886
Centene Corp.(1)	4,289	193,863
Express Scripts, Inc.(1)	184,688	9,448,638

All Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Odontoprev SA	171,800	$2,871,200

		19,343,587

HEALTH CARE TECHNOLOGY — 1.4%
SXC Health Solutions Corp.(1)	216,736	13,667,372

HOTELS, RESTAURANTS AND LEISURE — 6.0%
Arcos Dorados Holdings, Inc., Class A	169,519	3,644,658
Bally Technologies, Inc.(1)	62,230	2,627,351
Chipotle Mexican Grill, Inc.(1)	16,348	6,004,457
Las Vegas Sands Corp.(1)	148,550	7,295,290
McDonald's Corp.	213,491	21,146,284
Starbucks Corp.	150,095	7,194,053
Yum! Brands, Inc.	136,663	8,654,868

		56,566,961

INTERNET AND CATALOG RETAIL — 3.1%
Amazon.com, Inc.(1)	69,441	13,502,108
Netflix, Inc.(1)	19,198	2,307,599
priceline.com, Inc.(1)	25,364	13,429,731

		29,239,438

INTERNET SOFTWARE AND SERVICES — 4.3%
Baidu, Inc. ADR(1)	119,844	15,282,507
Google, Inc. Class A(1)	32,927	19,101,282
LinkedIn Corp., Class A(1)	37,959	2,738,742
Rackspace Hosting, Inc.(1)	76,680	3,328,679

		40,451,210

IT SERVICES — 3.9%
Accenture plc, Class A	88,260	5,060,828
Cognizant Technology Solutions Corp., Class A(1)	137,668	9,877,679
International Business Machines Corp.	84,409	16,257,174
Teradata Corp.(1)	106,186	5,687,322

		36,883,003

MACHINERY — 4.9%
Caterpillar, Inc.	213,036	23,246,488
Chart Industries, Inc.(1)	82,255	4,586,539
Cummins, Inc.	71,066	7,390,864
Joy Global, Inc.	60,020	5,443,214
Titan International, Inc.	130,715	3,155,460
Trinity Industries, Inc.	92,114	2,897,906

		46,720,471

MARINE — 0.3%
Kirby Corp.(1)	40,958	2,734,766

MEDIA — 1.2%
CBS Corp., Class B	406,979	11,590,762

METALS AND MINING — 1.3%
Cliffs Natural Resources, Inc.	50,496	3,648,336

All Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	177,769	$8,214,705

		11,863,041

OIL, GAS AND CONSUMABLE FUELS — 3.2%
Concho Resources, Inc.(1)	46,787	4,990,301
Exxon Mobil Corp.	272,684	22,834,558
Linn Energy LLC	64,535	2,407,156

		30,232,015

PHARMACEUTICALS — 4.1%
Allergan, Inc.	188,963	16,611,737
Elan Corp. plc ADR(1)	239,252	3,256,220
Questcor Pharmaceuticals, Inc.(1)	111,713	3,957,992
Shire plc ADR	118,774	11,820,389
Shire plc	83,801	2,781,050

		38,427,388

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.4%
ARM Holdings plc	363,296	3,489,278

SOFTWARE — 5.4%
Cerner Corp.(1)	94,322	5,743,267
Check Point Software Technologies Ltd.(1)	245,132	13,798,480
CommVault Systems, Inc.(1)	97,953	4,603,791
NetSuite, Inc.(1)	185,519	7,769,536
Nuance Communications, Inc.(1)	71,420	2,036,898
Oracle Corp.	368,914	10,403,375
Salesforce.com, Inc.(1)	59,950	7,002,160

		51,357,507

SPECIALTY RETAIL — 2.9%
GNC Holdings, Inc. Class A(1)	96,697	2,660,134
O'Reilly Automotive, Inc.(1)	136,520	11,127,745
PetSmart, Inc.	85,894	4,571,279
Ulta Salon Cosmetics & Fragrance, Inc.(1)	118,694	9,046,857

		27,406,015

TEXTILES, APPAREL AND LUXURY GOODS — 1.6%
Coach, Inc.	81,176	5,686,379
Deckers Outdoor Corp.(1)	39,332	3,179,992
Lululemon Athletica, Inc.(1)	45,122	2,848,552
Michael Kors Holdings Ltd.(1)	114,886	3,555,722

		15,270,645

TOBACCO — 3.1%
Philip Morris International, Inc.	395,185	29,547,982

TRADING COMPANIES AND DISTRIBUTORS — 0.5%
Fastenal Co.	92,601	4,322,615

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Tim Participacoes SA ADR	88,867	2,563,813

All Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

Value

TOTAL COMMON STOCKS (Cost $678,641,499)	944,927,238

TEMPORARY CASH INVESTMENTS — 0.5%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $2,898,550), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $2,840,943)	$2,840,932
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,094,308), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $1,065,354)	1,065,350
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $785,327), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $770,705)	770,702

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,676,984)	4,676,984

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $683,318,483)	949,604,222

OTHER ASSETS AND LIABILITIES — (0.2)%	(1,956,899)

TOTAL NET ASSETS — 100.0%	$947,647,323

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

2,231,261	EUR for USD	UBS AG	2/29/12	$2,918,746	$8,806
2,956,057	GBP for USD	Credit Suisse AG	2/29/12	4,657,165	(22,069)
				$7,575,911	$(13,263)
(Value on Settlement Date $7,562,648)

Geographic Diversification
(as a % of net assets)

United States	89.2%
Ireland	3.0%
People's Republic of China	1.6%
Israel	1.5%
South Korea	0.9%
Brazil	0.6%
Bermuda	0.5%
Netherlands	0.5%
Spain	0.4%
Argentina	0.4%
Hong Kong	0.4%
United Kingdom	0.4%
Canada	0.3%
Cash and Equivalents*	0.3%
*	Includes temporary cash investments and other assets and liabilities.

All Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

All Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

All Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$846,771,236	—	—
Foreign Common Stocks	76,931,326	$21,224,676	—
Temporary Cash Investments	—	4,676,984	—

Total Value of Investment Securities	$923,702,562	$25,901,660	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(13,263)	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$685,202,706
Gross tax appreciation of investments	$275,764,996
Gross tax depreciation of investments	(11,363,480)
Net tax appreciation (depreciation) of investments	$264,401,516

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

January 31, 2012

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 59.8%

AEROSPACE AND DEFENSE — 1.2%
Northrop Grumman Corp.	44,349	$2,574,460
United Technologies Corp.	53,421	4,185,535

		6,759,995

AIR FREIGHT AND LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	55,787	4,220,287

AUTOMOBILES — 0.6%
Ford Motor Co.	292,936	3,638,265

BEVERAGES — 1.7%
Coca-Cola Co. (The)	28,835	1,947,228
Coca-Cola Enterprises, Inc.	74,267	1,989,613
Constellation Brands, Inc., Class A(1)	109,407	2,286,606
Dr Pepper Snapple Group, Inc.	64,514	2,504,433
PepsiCo, Inc.	9,098	597,466

		9,325,346

BIOTECHNOLOGY — 1.3%
Amgen, Inc.	56,745	3,853,553
Biogen Idec, Inc.(1)	12,329	1,453,835
United Therapeutics Corp.(1)	44,410	2,184,084

		7,491,472

CAPITAL MARKETS — 0.3%
Janus Capital Group, Inc.	118,033	928,920
Raymond James Financial, Inc.	24,996	874,860

		1,803,780

CHEMICALS — 1.9%
CF Industries Holdings, Inc.	17,258	3,061,224
LyondellBasell Industries NV, Class A	47,513	2,047,810
Monsanto Co.	44,003	3,610,446
PPG Industries, Inc.	21,763	1,949,530

		10,669,010

COMMERCIAL BANKS — 1.8%
U.S. Bancorp	130,117	3,671,902
Wells Fargo & Co.	223,429	6,526,361

		10,198,263

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.	63,004	1,236,768
Motorola Solutions, Inc.	53,973	2,504,887

		3,741,655

COMPUTERS AND PERIPHERALS — 3.1%
Apple, Inc.(1)	20,136	9,191,681
Dell, Inc.(1)	182,901	3,151,384
Lexmark International, Inc., Class A	13,619	475,303

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Seagate Technology plc	101,664	$2,149,177
Western Digital Corp.(1)	70,987	2,580,378

		17,547,923

CONSTRUCTION AND ENGINEERING — 0.6%
Chicago Bridge & Iron Co. NV	54,217	2,308,560
URS Corp.(1)	29,819	1,227,052

		3,535,612

CONSUMER FINANCE — 0.9%
American Express Co.	71,676	3,593,835
Cash America International, Inc.	33,222	1,457,117

		5,050,952

DIVERSIFIED CONSUMER SERVICES — 0.4%
Career Education Corp.(1)	202	2,042
ITT Educational Services, Inc.(1)	33,166	2,184,645

		2,186,687

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Bank of America Corp.	56,865	405,447
Citigroup, Inc.	4,284	131,604
CME Group, Inc.	2,737	655,539
JPMorgan Chase & Co.	167,002	6,229,175

		7,421,765

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	96,100	2,826,301
Verizon Communications, Inc.	146,280	5,508,905

		8,335,206

ELECTRIC UTILITIES — 0.3%
American Electric Power Co., Inc.	39,916	1,579,077

ELECTRICAL EQUIPMENT — 0.4%
Emerson Electric Co.	41,901	2,152,873

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Anixter International, Inc.(1)	25	1,638
Jabil Circuit, Inc.	109,824	2,488,612
Tech Data Corp.(1)	16,008	831,135
Vishay Intertechnology, Inc.(1)	17,535	215,330

		3,536,715

ENERGY EQUIPMENT AND SERVICES — 1.3%
Diamond Offshore Drilling, Inc.	11,390	709,597
Halliburton Co.	27,139	998,172
Helix Energy Solutions Group, Inc.(1)	128,607	2,115,585
National Oilwell Varco, Inc.	42,732	3,161,313

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Schlumberger Ltd.	6,644	$499,430

		7,484,097

FOOD AND STAPLES RETAILING — 0.2%
Kroger Co. (The)	26,190	622,275
SUPERVALU, Inc.	8,020	55,418
Wal-Mart Stores, Inc.	11,192	686,741

		1,364,434

FOOD PRODUCTS — 1.6%
Campbell Soup Co.	66,659	2,113,090
ConAgra Foods, Inc.	93,031	2,481,137
Hershey Co. (The)	41,507	2,535,247
Tyson Foods, Inc., Class A	87,562	1,632,156

		8,761,630

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.6%
Covidien plc	6,304	324,656
Medtronic, Inc.	61,660	2,378,226
St. Jude Medical, Inc.	12,576	524,545

		3,227,427

HEALTH CARE PROVIDERS AND SERVICES — 1.8%
Humana, Inc.	32,049	2,853,002
McKesson Corp.	22,318	1,823,827
UnitedHealth Group, Inc.	49,125	2,544,184
WellCare Health Plans, Inc.(1)	48,233	2,882,404

		10,103,417

HOTELS, RESTAURANTS AND LEISURE — 0.9%
Brinker International, Inc.	32,879	849,922
International Game Technology	43,114	686,806
McDonald's Corp.	6,319	625,897
Yum! Brands, Inc.	48,925	3,098,420

		5,261,045

HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	7,769	323,967
Tempur-Pedic International, Inc.(1)	19,777	1,319,324

		1,643,291

HOUSEHOLD PRODUCTS — 0.5%
Procter & Gamble Co. (The)	41,437	2,612,188

INDUSTRIAL CONGLOMERATES — 1.1%
General Electric Co.	163,841	3,065,465
Tyco International Ltd.	57,238	2,916,276

		5,981,741

INSURANCE — 2.5%
ACE Ltd.	39,691	2,762,494
Allied World Assurance Co. Holdings AG	34,677	2,133,676
American Financial Group, Inc.	23,069	845,940

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Arch Capital Group Ltd.(1)	19,664	$708,887
Berkshire Hathaway, Inc., Class B(1)	18,193	1,425,786
Horace Mann Educators Corp.	1,483	23,194
Principal Financial Group, Inc.	94,036	2,568,123
Prudential Financial, Inc.	60,359	3,454,949

		13,923,049

INTERNET AND CATALOG RETAIL — 0.1%
priceline.com, Inc.(1)	1,086	575,015

INTERNET SOFTWARE AND SERVICES — 0.9%
Ancestry.com, Inc.(1)	9,398	278,181
eBay, Inc.(1)	32,140	1,015,624
Google, Inc., Class A(1)	6,401	3,713,284

		5,007,089

IT SERVICES — 3.1%
Accenture plc, Class A	54,577	3,129,445
Alliance Data Systems Corp.(1)	13,652	1,512,642
CACI International, Inc., Class A(1)	3,886	228,069
International Business Machines Corp.	46,445	8,945,307
Visa, Inc., Class A	35,621	3,584,898

		17,400,361

LEISURE EQUIPMENT AND PRODUCTS†
Polaris Industries, Inc.	2,841	182,960

MACHINERY — 1.4%
AGCO Corp.(1)	52,914	2,694,910
Cummins, Inc.	10,603	1,102,712
Parker-Hannifin Corp.	17,321	1,397,458
Sauer-Danfoss, Inc.(1)	51,975	2,619,540

		7,814,620

MEDIA — 1.6%
CBS Corp., Class B	104,978	2,989,773
DISH Network Corp., Class A	84,942	2,371,581
Time Warner, Inc.	90,213	3,343,294
Viacom, Inc., Class B	696	32,740

		8,737,388

METALS AND MINING — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	46,063	2,128,571
Newmont Mining Corp.	471	28,957
Teck Resources Ltd.	10,479	443,472

		2,601,000

MULTI-UTILITIES — 1.3%
Ameren Corp.	67,115	2,123,518
Consolidated Edison, Inc.	45,030	2,654,969
Public Service Enterprise Group, Inc.	74,696	2,266,277

		7,044,764

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

MULTILINE RETAIL — 0.9%
Dillard's, Inc., Class A	49,081	$2,171,834
Macy's, Inc.	84,184	2,836,159

		5,007,993

OIL, GAS AND CONSUMABLE FUELS — 6.4%
Chevron Corp.	79,742	8,219,805
ConocoPhillips	71,352	4,866,920
Exxon Mobil Corp.	159,847	13,385,588
Marathon Oil Corp.	88,653	2,782,818
Suncor Energy, Inc.	19,103	659,053
Tesoro Corp.(1)	50,191	1,256,281
Valero Energy Corp.	119,686	2,871,267
W&T Offshore, Inc.	70,346	1,520,177

		35,561,909

PAPER AND FOREST PRODUCTS — 0.7%
Domtar Corp.	17,838	1,540,847
International Paper Co.	80,109	2,494,594

		4,035,441

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The), Class A	22,564	1,307,133

PHARMACEUTICALS — 4.1%
Abbott Laboratories	83,424	4,517,410
Bristol-Myers Squibb Co.	25,830	832,759
Eli Lilly & Co.	82,231	3,267,860
Johnson & Johnson	102,272	6,740,747
Merck & Co., Inc.	23,295	891,267
Pfizer, Inc.	315,617	6,754,204

		23,004,247

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Simon Property Group, Inc.	23,189	3,150,458

ROAD AND RAIL — 0.2%
Union Pacific Corp.	9,007	1,029,590

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.5%
Applied Materials, Inc.	100,681	1,236,362
Intel Corp.	229,235	6,056,389
KLA-Tencor Corp.	19,976	1,021,373

		8,314,124

SOFTWARE — 2.7%
Activision Blizzard, Inc.	178,527	2,203,023
CA, Inc.	2,662	68,627
Cadence Design Systems, Inc.(1)	145,797	1,539,616
Intuit, Inc.	2,798	157,919
Microsoft Corp.	176,291	5,205,873
Oracle Corp.	122,243	3,447,253

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Symantec Corp.(1)	133,847	$2,300,830

		14,923,141

SPECIALTY RETAIL — 2.0%
Best Buy Co., Inc.	99,114	2,373,780
Foot Locker, Inc.	65,730	1,724,755
GameStop Corp., Class A(1)	24,288	567,368
Home Depot, Inc. (The)	98,677	4,380,272
PetSmart, Inc.	35,324	1,879,943

		10,926,118

TOBACCO — 1.1%
Philip Morris International, Inc.	78,838	5,894,717

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	60,533	1,592,018

TOTAL COMMON STOCKS (Cost $274,207,647)		333,667,288

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.9%

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.2%
FHLMC, 4.50%, 1/1/19(3)	$752,634	806,202
FHLMC, 6.50%, 1/1/28(3)	58,132	66,505
FHLMC, 5.50%, 12/1/33(3)	554,152	612,241
FHLMC, 5.50%, 1/1/38(3)	1,198,100	1,301,600
FHLMC, 6.00%, 8/1/38(3)	232,973	256,320
FHLMC, 4.00%, 4/1/41	1,442,448	1,540,828
FHLMC, 6.50%, 7/1/47(3)	40,892	45,344
FNMA, 6.50%, 5/1/13(3)	1,412	1,456
FNMA, 6.50%, 6/1/13(3)	2,477	2,555
FNMA, 6.00%, 1/1/14(3)	17,101	18,358
FNMA, 6.00%, 4/1/14(3)	65,339	70,142
FNMA, 4.50%, 5/1/19(3)	255,582	274,407
FNMA, 4.50%, 5/1/19(3)	633,859	680,549
FNMA, 5.00%, 9/1/20(3)	1,359,445	1,471,328
FNMA, 6.50%, 1/1/28(3)	23,793	27,335
FNMA, 6.50%, 1/1/29(3)	75,405	86,630
FNMA, 7.50%, 7/1/29(3)	119,505	143,563
FNMA, 7.50%, 9/1/30(3)	40,232	48,317
FNMA, 5.00%, 7/1/31	2,024,350	2,187,524
FNMA, 6.50%, 9/1/31(3)	68,329	78,500
FNMA, 7.00%, 9/1/31(3)	18,172	21,315
FNMA, 6.50%, 1/1/32(3)	117,213	134,075
FNMA, 7.00%, 6/1/32(3)	266,528	311,741
FNMA, 6.50%, 8/1/32(3)	96,473	110,351
FNMA, 5.50%, 6/1/33(3)	463,032	508,487
FNMA, 5.50%, 7/1/33(3)	698,103	762,118
FNMA, 5.50%, 8/1/33(3)	799,466	872,777

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

FNMA, 5.50%, 9/1/33(3)	$578,477	$640,743
FNMA, 5.00%, 11/1/33(3)	2,181,900	2,358,795
FNMA, 4.50%, 9/1/35(3)	1,860,201	1,991,142
FNMA, 5.00%, 2/1/36(3)	2,329,192	2,517,301
FNMA, 5.50%, 4/1/36(3)	940,189	1,025,816
FNMA, 5.50%, 5/1/36(3)	1,865,693	2,035,610
FNMA, 5.50%, 2/1/37(3)	598,151	651,505
FNMA, 6.00%, 7/1/37	4,236,568	4,685,172
FNMA, 6.50%, 8/1/37(3)	505,845	563,203
FNMA, 4.00%, 1/1/41	2,196,094	2,345,874
FNMA, 4.50%, 1/1/41	1,995,912	2,144,202
FNMA, 4.50%, 2/1/41	1,885,853	2,018,010
FNMA, 4.00%, 5/1/41	4,277,434	4,527,062
FNMA, 4.50%, 7/1/41	1,217,533	1,310,465
FNMA, 4.50%, 9/1/41	1,699,619	1,826,977
FNMA, 4.00%, 12/1/41	2,480,009	2,640,628
FNMA, 4.00%, 1/1/42	1,750,000	1,852,676
FNMA, 6.50%, 6/1/47(3)	57,639	63,832
FNMA, 6.50%, 8/1/47(3)	133,011	147,303
FNMA, 6.50%, 8/1/47(3)	233,156	258,209
FNMA, 6.50%, 9/1/47(3)	261,613	289,724
FNMA, 6.50%, 9/1/47(3)	14,065	15,577
FNMA, 6.50%, 9/1/47(3)	121,826	134,916
FNMA, 6.50%, 9/1/47(3)	67,896	75,191
FNMA, 6.50%, 9/1/47(3)	93,266	103,288
GNMA, 7.00%, 4/20/26(3)	113,553	132,784
GNMA, 7.50%, 8/15/26(3)	64,505	75,187
GNMA, 7.00%, 2/15/28(3)	15,859	18,669
GNMA, 7.50%, 2/15/28(3)	19,914	20,585
GNMA, 7.00%, 12/15/28(3)	36,540	43,017
GNMA, 7.00%, 5/15/31(3)	127,678	151,341
GNMA, 5.50%, 11/15/32(3)	643,831	720,255
GNMA, 4.00%, 1/20/41	3,008,563	3,246,914
GNMA, 4.50%, 5/20/41	2,143,163	2,341,971
GNMA, 4.50%, 6/15/41	1,230,807	1,355,664

		56,770,176

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.7%
FHLMC, VRN, 2.60%, 2/15/12	343,604	357,361
FHLMC, VRN, 4.02%, 2/15/12	863,000	905,677
FHLMC, VRN, 7.00%, 2/15/12(3)	10,121	10,311
FNMA, VRN, 3.34%, 2/25/12	434,436	455,760
FNMA, VRN, 3.39%, 2/25/12	352,204	368,467
FNMA, VRN, 3.96%, 2/25/12	245,380	259,028
FNMA, VRN, 4.50%, 2/25/12	6,796,357	7,315,110
FNMA, VRN, 6.50%, 2/25/12(3)	786	810
FNMA, VRN, 6.50%, 2/25/12(3)	4,554	4,696

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

FNMA, VRN, 6.50%, 2/25/12(3)	$2,562	$2,642

		9,679,862

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $62,461,853)		66,450,038

CORPORATE BONDS — 10.8%

AEROSPACE AND DEFENSE — 0.2%
L-3 Communications Corp., 4.75%, 7/15/20	90,000	92,399
Lockheed Martin Corp., 4.25%, 11/15/19(3)	250,000	272,100
Lockheed Martin Corp., 4.85%, 9/15/41(3)	130,000	136,674
Raytheon Co., 4.40%, 2/15/20(3)	110,000	121,590
United Technologies Corp., 6.05%, 6/1/36(3)	454,000	578,507

		1,201,270

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)	170,000	172,907
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)	220,000	226,802
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	210,000	211,336
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	50,000	50,545

		661,590

BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(3)	510,000	671,481
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	185,544
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(3)	60,000	62,908
PepsiCo, Inc., 4.875%, 11/1/40(3)	50,000	58,542
Pernod-Ricard SA, 2.95%, 1/15/17(4)	150,000	152,926
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	230,000	235,313
SABMiller Holdings, Inc., 4.95%, 1/15/42(4)	60,000	64,077

		1,430,791

BIOTECHNOLOGY†
Gilead Sciences, Inc., 4.40%, 12/1/21(3)	140,000	151,972

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(3)	330,000	375,530
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 1/19/17(3)	90,000	92,769
Jefferies Group, Inc., 5.125%, 4/13/18	160,000	145,600

		613,899

CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	210,000	244,125
Dow Chemical Co. (The), 5.90%, 2/15/15(3)	110,000	124,054
Dow Chemical Co. (The), 2.50%, 2/15/16(3)	110,000	112,538
Ecolab, Inc., 4.35%, 12/8/21(3)	140,000	154,761

		635,478

COMMERCIAL BANKS — 0.7%
Bank of America N.A., 5.30%, 3/15/17(3)	720,000	717,471
Bank of Nova Scotia, 2.55%, 1/12/17	150,000	153,095

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

BB&T Corp., 5.70%, 4/30/14(3)	$60,000	$65,765
BB&T Corp., 3.20%, 3/15/16	190,000	202,158
Capital One Financial Corp., 4.75%, 7/15/21	90,000	94,984
Fifth Third Bancorp, 6.25%, 5/1/13(3)	170,000	179,393
Fifth Third Capital Trust IV, VRN, 6.50%, 4/15/17(3)	100,000	99,750
HSBC Bank plc, 3.50%, 6/28/15(3)(4)	140,000	145,373
Huntington Bancshares, Inc., 7.00%, 12/15/20(3)	30,000	34,440
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(3)	240,000	259,766
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	260,000	270,545
National Australia Bank Ltd., 2.75%, 9/28/15(3)(4)	100,000	101,320
PNC Funding Corp., 4.25%, 9/21/15(3)	50,000	54,658
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	220,000	218,742
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(3)	210,000	213,051
SunTrust Bank, 7.25%, 3/15/18(3)	110,000	125,559
SunTrust Banks, Inc., 3.60%, 4/15/16(3)	50,000	51,718
Toronto-Dominion Bank (The), 2.375%, 10/19/16	210,000	216,119
U.S. Bancorp., 3.44%, 2/1/16	120,000	124,745
Wachovia Bank N.A., 4.80%, 11/1/14(3)	373,000	396,688
Wachovia Bank N.A., 4.875%, 2/1/15(3)	123,000	131,635
Wells Fargo & Co., 3.68%, 6/15/16(3)	140,000	149,354
Wells Fargo & Co., 5.625%, 12/11/17(3)	20,000	23,045
Wells Fargo & Co., 4.60%, 4/1/21(3)	110,000	121,140

		4,150,514

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Corrections Corp. of America, 7.75%, 6/1/17(3)	90,000	98,156
Republic Services, Inc., 3.80%, 5/15/18(3)	70,000	74,931
Republic Services, Inc., 5.50%, 9/15/19(3)	300,000	346,983
Republic Services, Inc., 6.20%, 3/1/40(3)	110,000	133,940
Republic Services, Inc., 5.70%, 5/15/41(3)	20,000	23,400
Waste Management, Inc., 6.125%, 11/30/39(3)	120,000	151,592

		829,002

COMMUNICATIONS EQUIPMENT — 0.1%
American Tower Corp., 4.625%, 4/1/15(3)	230,000	241,042
Cisco Systems, Inc., 5.90%, 2/15/39(3)	130,000	164,202

		405,244

CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 6.00%, 9/13/17(3)	250,000	290,166
American Express Credit Corp., 2.80%, 9/19/16	130,000	133,135
American Express Credit Corp., MTN, 2.75%, 9/15/15(3)	200,000	206,125
Capital One Bank USA N.A., 8.80%, 7/15/19(3)	250,000	302,945
Credit Suisse (New York), 6.00%, 2/15/18(3)	100,000	105,003
Credit Suisse (New York), 5.30%, 8/13/19(3)	230,000	247,118
PNC Bank N.A., 6.00%, 12/7/17(3)	290,000	326,894
SLM Corp., 5.00%, 10/1/13(3)	180,000	184,050
SLM Corp., 6.25%, 1/25/16(3)	130,000	132,848

		1,928,284

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(3)	130,000	142,350

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Ball Corp., 6.75%, 9/15/20(3)	$120,000	$133,200

		275,550

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Bank of America Corp., 4.50%, 4/1/15(3)	190,000	192,955
Bank of America Corp., 6.50%, 8/1/16(3)	620,000	661,950
Bank of America Corp., 5.75%, 12/1/17(3)	150,000	154,713
BNP Paribas SA, 3.60%, 2/23/16(3)	60,000	59,652
Citigroup, Inc., 6.01%, 1/15/15(3)	520,000	565,280
Citigroup, Inc., 4.75%, 5/19/15	70,000	73,767
Citigroup, Inc., 4.45%, 1/10/17	100,000	104,418
Citigroup, Inc., 6.125%, 5/15/18(3)	660,000	726,494
Citigroup, Inc., 4.50%, 1/14/22	110,000	109,812
Citigroup, Inc., 5.875%, 1/30/42	50,000	51,963
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	190,000	197,852
General Electric Capital Corp., 3.75%, 11/14/14(3)	200,000	212,804
General Electric Capital Corp., 2.25%, 11/9/15(3)	200,000	205,768
General Electric Capital Corp., 5.625%, 9/15/17(3)	450,000	512,420
General Electric Capital Corp., 4.375%, 9/16/20(3)	320,000	335,348
General Electric Capital Corp., 5.30%, 2/11/21(3)	80,000	87,248
General Electric Capital Corp., MTN, 6.00%, 8/7/19(3)	350,000	406,126
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(3)	465,000	463,744
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	700,000	796,062
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	90,000	93,536
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(3)	100,000	102,538
HSBC Holdings plc, 5.10%, 4/5/21	120,000	130,728
HSBC Holdings plc, 6.80%, 6/1/38(3)	80,000	90,101
JPMorgan Chase & Co., 3.45%, 3/1/16	190,000	195,925
JPMorgan Chase & Co., 3.15%, 7/5/16	110,000	111,828
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	840,000	953,927
Morgan Stanley, 4.20%, 11/20/14(3)	200,000	202,285
Morgan Stanley, 6.625%, 4/1/18(3)	410,000	432,739
Morgan Stanley, 5.625%, 9/23/19(3)	150,000	149,583
Morgan Stanley, 5.50%, 7/24/20(3)	200,000	197,879
Morgan Stanley, 5.75%, 1/25/21(3)	200,000	200,288
Royal Bank of Scotland plc (The), 5.625%, 8/24/20(3)	90,000	92,995
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)	70,000	70,320
UBS AG (Stamford Branch), 5.875%, 12/20/17(3)	380,000	426,331

		9,369,379

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 6.80%, 5/15/36(3)	350,000	445,966
AT&T, Inc., 6.55%, 2/15/39(3)	470,000	595,239
British Telecommunications plc, 5.95%, 1/15/18(3)	270,000	308,237
CenturyLink, Inc., 6.15%, 9/15/19(3)	140,000	142,377
CenturyLink, Inc., Series P, 7.60%, 9/15/39(3)	60,000	61,161
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	210,000	254,712
Telecom Italia Capital SA, 6.18%, 6/18/14(3)	290,000	292,175
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	30,000	30,225
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	220,000	226,102
Telefonica Emisiones SAU, 5.46%, 2/16/21	160,000	159,354

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Verizon Communications, Inc., 8.75%, 11/1/18(3)	$100,000	$138,955
Verizon Communications, Inc., 7.35%, 4/1/39(3)	160,000	225,189
Windstream Corp., 7.875%, 11/1/17(3)	150,000	166,500

		3,046,192

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(3)	200,000	228,500
Jabil Circuit, Inc., 5.625%, 12/15/20(3)	80,000	82,800

		311,300

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16(3)	120,000	125,134
Transocean, Inc., 6.50%, 11/15/20(3)	100,000	111,006
Transocean, Inc., 6.375%, 12/15/21(3)	50,000	56,847
Weatherford International Ltd., 9.625%, 3/1/19(3)	150,000	201,347

		494,334

FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 6.60%, 3/15/19(3)	350,000	434,015
Kroger Co. (The), 6.40%, 8/15/17(3)	200,000	240,898
Safeway, Inc., 4.75%, 12/1/21	70,000	73,249
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	468,000	581,072
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	220,000	292,338
Wal-Mart Stores, Inc., 5.00%, 10/25/40(3)	150,000	174,535
Wal-Mart Stores, Inc., 5.625%, 4/15/41(3)	60,000	75,935

		1,872,042

FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(3)	200,000	223,475
Kraft Foods, Inc., 6.125%, 2/1/18(3)	110,000	131,610
Kraft Foods, Inc., 5.375%, 2/10/20(3)	330,000	386,288
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	120,000	125,469

		866,842

GAS UTILITIES — 0.6%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	330,000	400,156
El Paso Corp., 7.25%, 6/1/18(3)	200,000	223,953
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20(3)	140,000	157,165
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	130,000	155,902
Enbridge Energy Partners LP, 5.20%, 3/15/20(3)	100,000	112,000
Enbridge Energy Partners LP, 5.50%, 9/15/40(3)	90,000	100,149
Energy Transfer Partners LP, 6.50%, 2/1/42(3)	150,000	162,431
Enterprise Products Operating LLC, 3.70%, 6/1/15(3)	150,000	158,863
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	390,000	461,185
Enterprise Products Operating LLC, 5.95%, 2/1/41(3)	125,000	142,803
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	200,000	237,785
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	130,000	143,725
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	150,000	178,266
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(3)	60,000	64,040
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(3)	190,000	245,300

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Williams Partners LP, 4.125%, 11/15/20(3)	$150,000	$154,521

		3,098,244

HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 1.875%, 6/15/13(3)	170,000	172,469

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Express Scripts, Inc., 7.25%, 6/15/19(3)	360,000	437,864
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	270,000	294,769
Universal Health Services, Inc., 7.125%, 6/30/16(3)	160,000	176,800
WellPoint, Inc., 5.80%, 8/15/40(3)	60,000	72,651

		982,084

HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18(3)	170,000	205,924
Wyndham Worldwide Corp., 6.00%, 12/1/16(3)	130,000	144,448

		350,372

HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19(3)	100,000	110,043

HOUSEHOLD PRODUCTS†
Jarden Corp., 8.00%, 5/1/16	230,000	251,275

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17(3)	230,000	269,241

INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	150,000	188,254
Allstate Corp. (The), 5.20%, 1/15/42(3)	90,000	95,196
American International Group, Inc., 3.65%, 1/15/14	70,000	69,814
American International Group, Inc., 5.85%, 1/16/18(3)	380,000	397,377
American International Group, Inc., 8.25%, 8/15/18(3)	100,000	115,495
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(3)	120,000	133,498
CNA Financial Corp., 5.875%, 8/15/20(3)	60,000	63,315
CNA Financial Corp., 5.75%, 8/15/21	50,000	52,936
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(3)(4)	200,000	214,000
Genworth Financial, Inc., 7.20%, 2/15/21(3)	70,000	67,483
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(3)	180,000	183,364
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(3)	110,000	118,783
International Lease Finance Corp., 5.75%, 5/15/16(3)	140,000	138,194
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)(4)	93,000	92,521
Lincoln National Corp., 6.25%, 2/15/20(3)	160,000	180,781
MetLife, Inc., 6.75%, 6/1/16(3)	260,000	307,297
MetLife, Inc., 5.70%, 6/15/35(3)	70,000	81,694
Prudential Financial, Inc., 7.375%, 6/15/19(3)	100,000	121,922
Prudential Financial, Inc., 5.375%, 6/21/20(3)	70,000	77,167
Prudential Financial, Inc., 5.40%, 6/13/35(3)	270,000	272,381
Prudential Financial, Inc., 5.625%, 5/12/41(3)	70,000	73,005

		3,044,477

INTERNET SOFTWARE AND SERVICES†
Google, Inc., 2.125%, 5/19/16(3)	120,000	125,774

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	$410,000	$424,648

MACHINERY†
Deere & Co., 5.375%, 10/16/29(3)	200,000	251,806

MEDIA — 1.0%
CBS Corp., 4.30%, 2/15/21(3)	160,000	169,978
Comcast Corp., 5.90%, 3/15/16(3)	339,000	394,079
Comcast Corp., 6.50%, 11/15/35(3)	90,000	111,064
Comcast Corp., 6.40%, 5/15/38(3)	290,000	354,715
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	155,000	167,444
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(3)	190,000	198,618
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(3)	380,000	419,049
Discovery Communications LLC, 5.625%, 8/15/19(3)	90,000	104,056
Discovery Communications LLC, 4.375%, 6/15/21(3)	220,000	238,564
DISH DBS Corp., 6.75%, 6/1/21(3)	170,000	186,150
Embarq Corp., 7.08%, 6/1/16(3)	69,000	77,142
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	300,000	344,625
Lamar Media Corp., 9.75%, 4/1/14(3)	150,000	171,000
NBCUniversal Media LLC, 5.15%, 4/30/20(3)	90,000	103,331
NBCUniversal Media LLC, 4.375%, 4/1/21	220,000	239,484
News America, Inc., 4.50%, 2/15/21(3)	140,000	152,584
News America, Inc., 6.90%, 8/15/39(3)	150,000	183,723
Omnicom Group, Inc., 4.45%, 8/15/20(3)	145,000	153,996
Qwest Corp., 7.50%, 10/1/14(3)	200,000	222,500
SBA Telecommunications, Inc., 8.25%, 8/15/19(3)	120,000	131,400
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	270,000	327,626
Time Warner, Inc., 3.15%, 7/15/15(3)	140,000	148,661
Time Warner, Inc., 7.70%, 5/1/32(3)	200,000	266,288
Time Warner, Inc., 6.10%, 7/15/40(3)	50,000	59,737
Viacom, Inc., 4.375%, 9/15/14(3)	150,000	161,264
Viacom, Inc., 4.50%, 3/1/21(3)	230,000	252,648
Viacom, Inc., 3.875%, 12/15/21	90,000	94,954
Virgin Media Secured Finance plc, 6.50%, 1/15/18(3)	320,000	345,600

		5,780,280

METALS AND MINING — 0.4%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	180,000	186,947
ArcelorMittal, 9.85%, 6/1/19(3)	170,000	200,809
ArcelorMittal, 5.25%, 8/5/20(3)	120,000	117,593
Barrick North America Finance LLC, 4.40%, 5/30/21	130,000	143,491
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	210,000	221,781
Newmont Mining Corp., 6.25%, 10/1/39(3)	120,000	146,840
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(3)	80,000	84,134
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	150,000	161,309
Teck Resources Ltd., 5.375%, 10/1/15(3)	70,000	77,128
Teck Resources Ltd., 3.15%, 1/15/17	110,000	114,360
Vale Overseas Ltd., 5.625%, 9/15/19(3)	310,000	347,909
Vale Overseas Ltd., 4.625%, 9/15/20	150,000	159,155

		1,961,456

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

MULTI-UTILITIES — 0.5%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	$100,000	$112,481
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	81,000	90,854
CMS Energy Corp., 4.25%, 9/30/15	160,000	165,124
CMS Energy Corp., 8.75%, 6/15/19(3)	180,000	221,504
Dominion Resources, Inc., 6.40%, 6/15/18(3)	190,000	231,757
Dominion Resources, Inc., 4.90%, 8/1/41	70,000	77,823
Duke Energy Corp., 6.30%, 2/1/14(3)	100,000	110,453
Duke Energy Corp., 3.95%, 9/15/14(3)	130,000	139,550
Edison International, 3.75%, 9/15/17(3)	130,000	137,568
Exelon Generation Co. LLC, 5.20%, 10/1/19(3)	150,000	168,402
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	300,000	341,482
Florida Power Corp., 6.35%, 9/15/37(3)	230,000	310,099
Ipalco Enterprises, Inc., 5.00%, 5/1/18(3)	100,000	99,125
Nisource Finance Corp., 4.45%, 12/1/21	70,000	73,000
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	80,000	98,542
PG&E Corp., 5.75%, 4/1/14(3)	60,000	65,342
Public Service Company of Colorado, 4.75%, 8/15/41	50,000	58,063
Sempra Energy, 8.90%, 11/15/13(3)	170,000	191,262
Sempra Energy, 6.50%, 6/1/16(3)	200,000	236,872
Southern California Edison Co., 5.625%, 2/1/36(3)	60,000	75,674
Southern Power Co., 5.15%, 9/15/41	40,000	43,654

		3,048,631

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	175,000	175,721
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	60,000	61,644

		237,365

OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(3)	80,000	84,419
Xerox Corp., 4.25%, 2/15/15(3)	200,000	211,332

		295,751

OIL, GAS AND CONSUMABLE FUELS — 0.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16(3)	50,000	57,481
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	250,000	299,663
Arch Western Finance LLC, 6.75%, 7/1/13(3)	47,000	47,470
BP Capital Markets plc, 3.20%, 3/11/16(3)	120,000	127,756
BP Capital Markets plc, 2.25%, 11/1/16	180,000	184,493
BP Capital Markets plc, 4.50%, 10/1/20(3)	100,000	112,263
Cenovus Energy, Inc., 4.50%, 9/15/14(3)	140,000	151,736
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	100,000	105,750
ConocoPhillips, 5.75%, 2/1/19(3)	240,000	294,623
ConocoPhillips Holding Co., 6.95%, 4/15/29(3)	70,000	96,534
Devon Energy Corp., 5.60%, 7/15/41(3)	180,000	215,061
EOG Resources, Inc., 5.625%, 6/1/19(3)	150,000	180,435
Hess Corp., 6.00%, 1/15/40(3)	110,000	133,430
Marathon Petroleum Corp., 3.50%, 3/1/16(3)	210,000	216,623
Marathon Petroleum Corp., 5.125%, 3/1/21(3)	150,000	159,807
Newfield Exploration Co., 6.875%, 2/1/20(3)	200,000	215,000
Nexen, Inc., 5.875%, 3/10/35(3)	130,000	137,326

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Noble Energy, Inc., 4.15%, 12/15/21	$190,000	$198,130
Peabody Energy Corp., 7.375%, 11/1/16(3)	40,000	44,800
Peabody Energy Corp., 6.50%, 9/15/20(3)	70,000	73,850
Pemex Project Funding Master Trust, 6.625%, 6/15/35(3)	50,000	56,625
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(3)	200,000	215,444
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	240,000	252,886
Petroleos Mexicanos, 6.00%, 3/5/20(3)	120,000	135,000
Shell International Finance BV, 6.375%, 12/15/38(3)	50,000	70,034
Suncor Energy, Inc., 6.10%, 6/1/18(3)	174,000	211,261
Suncor Energy, Inc., 6.85%, 6/1/39(3)	70,000	92,322
Talisman Energy, Inc., 7.75%, 6/1/19(3)	350,000	438,975

		4,524,778

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)(4)	270,000	305,971
International Paper Co., 4.75%, 2/15/22	140,000	151,753
International Paper Co., 6.00%, 11/15/41(3)	50,000	57,193

		514,917

PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40(3)	70,000	84,888
AstraZeneca plc, 5.40%, 9/15/12(3)	295,000	304,261
AstraZeneca plc, 5.90%, 9/15/17(3)	200,000	244,236
Roche Holdings, Inc., 6.00%, 3/1/19(3)(4)	350,000	431,843
Roche Holdings, Inc., 7.00%, 3/1/39(3)(4)	160,000	230,269
Sanofi, 4.00%, 3/29/21(3)	95,000	106,685
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	260,000	279,039

		1,681,221

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Developers Diversified Realty Corp., 5.375%, 10/15/12(3)	70,000	70,777
Developers Diversified Realty Corp., 4.75%, 4/15/18(3)	290,000	292,647
HCP, Inc., 3.75%, 2/1/16(3)	160,000	166,457
HCP, Inc., 5.375%, 2/1/21	55,000	60,933
Kimco Realty Corp., 6.875%, 10/1/19(3)	90,000	105,182
Simon Property Group LP, 5.75%, 12/1/15(3)	140,000	158,255
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership, 5.00%, 8/15/18(3)	100,000	100,396
UDR, Inc., 4.25%, 6/1/18(3)	110,000	115,164
UDR, Inc., MTN, 4.625%, 1/10/22	110,000	115,306
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(3)	195,000	196,615
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(3)	60,000	61,993
Vornado Realty LP, 5.00%, 1/15/22	120,000	126,042
WEA Finance LLC, 4.625%, 5/10/21(3)(4)	210,000	222,257

		1,792,024

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19(3)	160,000	179,197

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(3)	176,000	186,682
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(3)	60,000	66,858
CSX Corp., 4.25%, 6/1/21(3)	110,000	120,558

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

CSX Corp., 4.75%, 5/30/42	$110,000	$115,165
Union Pacific Corp., 4.75%, 9/15/41	150,000	165,578

		654,841

SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17(3)	254,000	288,468
Oracle Corp., 5.375%, 7/15/40(3)	445,000	542,928

		831,396

SPECIALTY RETAIL†
Home Depot, Inc. (The), 5.95%, 4/1/41(3)	100,000	128,999

TEXTILES, APPAREL AND LUXURY GOODS†
Gap, Inc. (The), 5.95%, 4/12/21(3)	120,000	115,401
Hanesbrands, Inc., 6.375%, 12/15/20(3)	140,000	146,650

		262,051

TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19(3)	50,000	68,209
Altria Group, Inc., 10.20%, 2/6/39(3)	50,000	79,510
Philip Morris International, Inc., 4.125%, 5/17/21(3)	180,000	201,744

		349,463

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32(3)	100,000	148,547
America Movil SAB de CV, 5.00%, 10/16/19(3)	40,000	45,242
America Movil SAB de CV, 5.00%, 3/30/20(3)	110,000	124,462
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	330,000	460,882
Vodafone Group plc, 5.625%, 2/27/17(3)	110,000	130,415

		909,548

TOTAL CORPORATE BONDS (Cost $55,715,750)		60,476,034

U.S. TREASURY SECURITIES — 7.8%

U.S. Treasury Bonds, 5.50%, 8/15/28(3)	420,000	593,250
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	489,000	675,737
U.S. Treasury Bonds, 5.375%, 2/15/31(3)	500,000	712,032
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	2,000,000	2,580,626
U.S. Treasury Bonds, 4.375%, 5/15/41(3)	2,000,000	2,585,626
U.S. Treasury Bonds, 3.75%, 8/15/41(3)	400,000	466,500
U.S. Treasury Bonds, 3.125%, 11/15/41(3)	250,000	259,258
U.S. Treasury Notes, 1.375%, 5/15/13(3)	1,000,000	1,015,508
U.S. Treasury Notes, 0.75%, 9/15/13(3)	6,000,000	6,053,202
U.S. Treasury Notes, 1.25%, 3/15/14(3)	6,120,000	6,252,920
U.S. Treasury Notes, 0.50%, 8/15/14(3)	6,000,000	6,037,032
U.S. Treasury Notes, 2.375%, 8/31/14(3)	2,500,000	2,635,157
U.S. Treasury Notes, 0.875%, 1/31/17	3,000,000	3,025,782
U.S. Treasury Notes, 2.625%, 4/30/18(3)	375,000	411,270
U.S. Treasury Notes, 1.375%, 11/30/18(3)	1,500,000	1,518,516
U.S. Treasury Notes, 2.625%, 8/15/20(3)	1,871,000	2,034,858
U.S. Treasury Notes, 3.125%, 5/15/21(3)	3,300,000	3,711,985

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. Treasury Notes, 2.125%, 8/15/21(3)	$2,200,000	$2,273,218
U.S. Treasury Notes, 2.00%, 11/15/21(3)	850,000	865,805

TOTAL U.S. TREASURY SECURITIES (Cost $41,463,478)		43,708,282

U.S. GOVERNMENT AGENCY SECURITIES — 2.4%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.7%
FHLB, 0.875%, 12/27/13(3)	2,400,000	2,424,199
FHLMC, 0.625%, 12/29/14	2,000,000	2,011,766
FHLMC, 2.375%, 1/13/22	1,890,000	1,916,951
FNMA, 2.375%, 7/28/15(3)	2,900,000	3,074,325

		9,427,241

GOVERNMENT-BACKED CORPORATE BONDS(5) — 0.7%
Ally Financial, Inc., 1.75%, 10/30/12(3)	2,000,000	2,024,850
Citigroup Funding, Inc., 1.875%, 11/15/12(3)	1,800,000	1,825,267

		3,850,117

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,148,266)		13,277,358

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.4%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(3)	400,000	422,506
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	401,270	409,128
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 2/10/12(3)	350,000	392,021
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 2/10/12(3)	350,000	375,222
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 2/10/12(3)	203,734	210,508
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 2/15/12(3)	1,100,000	1,182,510
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.47%, 2/15/12(3)(4)	387,029	355,866
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 2/10/12(3)	200,000	200,941
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 2/10/12(3)	480,000	520,746
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 2/10/12(3)	158,000	163,667
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 2/10/12(3)	1,000,000	1,082,556

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	$475,000	$506,104
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	1,125,000	1,221,725
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(3)	400,000	421,514
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(3)	1,000,000	1,051,194
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.50%, 2/15/12(3)	300,000	323,502
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 2/15/12(3)	125,000	133,905
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(3)	150,000	148,061
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 2/15/12(3)	400,000	425,278
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 2/15/12(3)	750,000	806,020
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	275,000	289,946
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42(3)	124,908	126,129
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41(3)	600,000	647,289
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(3)	155,032	156,877
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41(3)	800,000	862,162
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 2/15/12(3)	812,354	822,853

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,083,433)		13,258,230

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.3%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	212,339	219,520
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	599,719	371,284
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(3)	164,794	168,930
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(3)	215,606	210,264
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 2/25/12(3)	349,677	315,607
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(3)	160,000	161,335
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.57%, 2/25/12(3)	499,214	426,648
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(3)	285,603	298,537

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.13%, 2/18/12	$311,895	$325,832
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(3)	281,438	270,407
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 2/25/12	400,000	403,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(3)	353,611	371,750
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	201,504	207,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	384,151	366,678
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	184,100	184,824
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 2/25/12(3)	171,380	167,970
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.72%, 2/25/12(3)	63,103	62,678
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	426,493	418,378
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(3)	391,312	381,012
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(3)	306,857	296,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.09%, 2/25/12	273,447	270,012

		5,898,728

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 77, Class H, 8.50%, 9/15/20(3)	90,524	99,762
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	1,131,148	1,232,560

		1,332,322

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,404,311)		7,231,050

MUNICIPAL SECURITIES — 0.8%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(3)	50,000	54,884
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(3)	75,000	98,751
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	135,000	182,794
California GO, (Building Bonds), 7.30%, 10/1/39(3)	110,000	144,465
California GO, (Building Bonds), 7.60%, 11/1/40(3)	30,000	40,734
Illinois GO, 5.88%, 3/1/19(3)	240,000	265,094
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	300,000	285,015
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	55,000	60,767
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	200,000	262,888
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	60,000	72,284

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(3)	$105,000	$134,946
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(3)	60,000	78,289
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(3)	130,000	154,430
Municipal Electric Authority of Georgia Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	105,000	122,416
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	200,000	295,062
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(3)	95,000	136,761
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(3)	95,000	122,353
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111(3)	100,000	107,049
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	110,000	123,585
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	70,000	85,380
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51(3)	50,000	54,363
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(3)	205,000	250,227
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	210,000	255,028
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(3)	95,000	110,749
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	155,000	186,028
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(3)	120,000	145,598
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	100,000	127,530
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(3)	170,000	202,455

TOTAL MUNICIPAL SECURITIES (Cost $3,478,464)		4,159,925

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%

BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19(3)	690,000	826,965
Brazilian Government International Bond, 4.875%, 1/22/21	20,000	22,600
Brazilian Government International Bond, 5.625%, 1/7/41(3)	130,000	150,150

		999,715

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22(3)	145,000	212,535
Province of Ontario Canada, 5.45%, 4/27/16(3)	150,000	175,241
Province of Ontario Canada, 1.60%, 9/21/16(3)	110,000	111,092

		498,868

CHILE†
Chile Government International Bond, 3.25%, 9/14/21(3)	100,000	103,000

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	$100,000	$108,000

ITALY†
Republic of Italy, 3.125%, 1/26/15(3)	220,000	210,054

MEXICO — 0.2%
United Mexican States, 5.625%, 1/15/17(3)	90,000	104,085
United Mexican States, 5.95%, 3/19/19(3)	420,000	501,480
United Mexican States, 5.125%, 1/15/20(3)	130,000	148,330
United Mexican States, 6.05%, 1/11/40(3)	120,000	145,680

		899,575

PERU†
Peruvian Government International Bond, 6.55%, 3/14/37(3)	70,000	88,375
Peruvian Government International Bond, 5.625%, 11/18/50	120,000	129,720

		218,095

POLAND — 0.1%
Poland Government International Bond, 5.125%, 4/21/21(3)	280,000	289,450

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	160,000	162,845
Korea Development Bank, 3.25%, 3/9/16(3)	130,000	129,646
Korea Development Bank, 4.00%, 9/9/16(3)	110,000	113,086

		405,577

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,435,206)		3,732,334

ASSET-BACKED SECURITIES(2)†

CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21 (Cost $240,000)	240,000	244,365

TEMPORARY CASH INVESTMENTS — 2.5%

SSgA U.S. Government Money Market Fund (Cost $14,016,845)	14,016,845	14,016,845

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $488,655,253)	560,221,749

OTHER ASSETS AND LIABILITIES — (0.4)%	(2,392,620)

TOTAL NET ASSETS — 100.0%	$557,829,129

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Bank of America N.A./CDX North America Investment Grade 16 Index	$4,400,000	Buy	1.00%	6/20/16	$(5,389)	$(5,852)	$(11,241)

Notes to Schedule of Investments

CDX	-	Credit Derivatives Indexes
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Final maturity date indicated, unless otherwise noted.
(3)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $12,000.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,213,326, which represented 0.6% of total net assets.

(5)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Balanced - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$333,667,288	—	—
U.S. Government Agency Mortgage-Backed Securities	—	$66,450,038	—
Corporate Bonds	—	60,476,034	—
U.S. Treasury Securities	—	43,708,282	—
U.S. Government Agency Securities	—	13,277,358	—
Commercial Mortgage-Backed Securities	—	13,258,230	—
Collateralized Mortgage Obligations	—	7,231,050	—
Municipal Securities	—	4,159,925	—
Sovereign Governments and Agencies	—	3,732,334	—
Asset-Backed Securities	—	244,365	—
Temporary Cash Investments	14,016,845	—	—

Total Value of Investment Securities	$347,684,133	$212,537,616	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Swap Agreements	—	$(5,852)	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$493,181,293
Gross tax appreciation of investments	$70,248,986
Gross tax depreciation of investments	(3,208,530)
Net tax appreciation (depreciation) of investments	$67,040,456

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

January 31, 2012

Capital Value - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.5%

AEROSPACE AND DEFENSE — 1.6%
Honeywell International, Inc.	9,920	$575,757
Lockheed Martin Corp.	3,950	325,164
Northrop Grumman Corp.	5,070	294,313
Raytheon Co.	15,730	754,883

		1,950,117

AIRLINES — 0.5%
Southwest Airlines Co.	62,190	595,780

AUTOMOBILES — 1.0%
Ford Motor Co.	94,070	1,168,349

BEVERAGES — 0.9%
PepsiCo, Inc.	15,870	1,042,183

BIOTECHNOLOGY — 1.6%
Amgen, Inc.	24,590	1,669,907
Gilead Sciences, Inc.(1)	6,270	306,227

		1,976,134

CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	21,030	1,126,157
Bank of New York Mellon Corp. (The)	46,890	943,896
BlackRock, Inc.	4,150	755,300
Goldman Sachs Group, Inc. (The)	12,220	1,362,163
Morgan Stanley	20,460	381,579

		4,569,095

CHEMICALS — 0.5%
E.I. du Pont de Nemours & Co.	12,410	631,545

COMMERCIAL BANKS — 6.2%
PNC Financial Services Group, Inc.	27,100	1,596,732
U.S. Bancorp	71,090	2,006,160
Wells Fargo & Co.	133,630	3,903,332

		7,506,224

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Avery Dennison Corp.	15,390	417,838

COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	160,040	3,141,585

COMPUTERS AND PERIPHERALS — 1.9%
Hewlett-Packard Co.	62,630	1,752,387
Western Digital Corp.(1)	13,820	502,357

		2,254,744

DIVERSIFIED FINANCIAL SERVICES — 5.4%
Bank of America Corp.	90,890	648,046
Citigroup, Inc.	68,700	2,110,464

Capital Value - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

JPMorgan Chase & Co.	102,820	$3,835,186

		6,593,696

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.6%
AT&T, Inc.	124,640	3,665,662
CenturyLink, Inc.	36,420	1,348,633
Verizon Communications, Inc.	46,380	1,746,671

		6,760,966

ELECTRIC UTILITIES — 3.0%
American Electric Power Co., Inc.	28,120	1,112,427
Exelon Corp.	22,500	895,050
Pinnacle West Capital Corp.	14,660	692,832
PPL Corp.	31,540	876,496

		3,576,805

ENERGY EQUIPMENT AND SERVICES — 1.7%
Baker Hughes, Inc.	13,890	682,416
National Oilwell Varco, Inc.	3,050	225,639
Schlumberger Ltd.	10,730	806,574
Transocean Ltd.	5,990	283,327

		1,997,956

FOOD AND STAPLES RETAILING — 3.1%
CVS Caremark Corp.	41,120	1,716,760
Kroger Co. (The)	27,260	647,698
SYSCO Corp.	6,450	194,209
Wal-Mart Stores, Inc.	19,350	1,187,316

		3,745,983

FOOD PRODUCTS — 0.6%
Kraft Foods, Inc., Class A	20,340	779,022

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.9%
Medtronic, Inc.	28,690	1,106,573

HEALTH CARE PROVIDERS AND SERVICES — 1.4%
Aetna, Inc.	16,640	727,168
Quest Diagnostics, Inc.	4,190	243,355
WellPoint, Inc.	11,070	712,023

		1,682,546

HOUSEHOLD PRODUCTS — 2.9%
Procter & Gamble Co. (The)	55,790	3,517,002

INDUSTRIAL CONGLOMERATES — 4.3%
General Electric Co.	240,550	4,500,690
Tyco International Ltd.	14,890	758,646

		5,259,336

INSURANCE — 8.5%
Allstate Corp. (The)	34,010	981,188
American International Group, Inc.(1)	13,950	350,284

Capital Value - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Berkshire Hathaway, Inc., Class B(1)	15,670	$1,228,058
Chubb Corp. (The)	13,590	916,102
Loews Corp.	27,880	1,040,203
MetLife, Inc.	47,070	1,662,983
Principal Financial Group, Inc.	30,000	819,300
Prudential Financial, Inc.	23,290	1,333,120
Torchmark Corp.	8,640	394,589
Travelers Cos., Inc. (The)	26,140	1,523,962

		10,249,789

IT SERVICES — 0.5%
Fiserv, Inc.(1)	10,500	660,345

MACHINERY — 1.2%
Dover Corp.	11,300	716,533
Ingersoll-Rand plc	19,600	684,824

		1,401,357

MEDIA — 3.9%
CBS Corp., Class B	18,490	526,595
Comcast Corp., Class A	76,760	2,041,048
Time Warner, Inc.	42,150	1,562,079
Viacom, Inc., Class B	11,840	556,954

		4,686,676

METALS AND MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	3,110	143,713
Nucor Corp.	18,710	832,408

		976,121

MULTI-UTILITIES — 0.9%
PG&E Corp.	27,920	1,135,227

MULTILINE RETAIL — 2.6%
Kohl's Corp.	14,760	678,812
Macy's, Inc.	23,370	787,335
Target Corp.	33,870	1,720,935

		3,187,082

OIL, GAS AND CONSUMABLE FUELS — 11.2%
Apache Corp.	11,000	1,087,680
Chevron Corp.	50,480	5,203,478
ConocoPhillips	14,860	1,013,601
Exxon Mobil Corp.	47,920	4,012,821
Occidental Petroleum Corp.	4,600	458,942
Total SA ADR	20,330	1,076,880
Valero Energy Corp.	31,200	748,488

		13,601,890

PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	25,340	789,088

PHARMACEUTICALS — 10.0%
Abbott Laboratories	18,580	1,006,107

Capital Value - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Johnson & Johnson	49,090	$3,235,522
Merck & Co., Inc.	90,950	3,479,747
Pfizer, Inc.	205,870	4,405,618

		12,126,994

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Applied Materials, Inc.	61,970	760,992
Intel Corp.	114,820	3,033,544
Marvell Technology Group Ltd.(1)	25,440	395,083

		4,189,619

SOFTWARE — 2.2%
Adobe Systems, Inc.(1)	16,090	497,986
Microsoft Corp.	37,440	1,105,603
Oracle Corp.	38,130	1,075,266

		2,678,855

SPECIALTY RETAIL — 2.0%
Lowe's Cos., Inc.	56,940	1,527,700
Staples, Inc.	57,420	840,055

		2,367,755

TOBACCO — 0.7%
Altria Group, Inc.	30,700	871,880

TOTAL COMMON STOCKS (Cost $94,884,544)		119,196,157

TEMPORARY CASH INVESTMENTS — 1.4%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $1,023,303), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $1,002,968)		1,002,964
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $386,334), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $376,112)		376,111
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $277,252), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $272,090)		272,089

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,651,164)		1,651,164

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $96,535,708)		120,847,321

OTHER ASSETS AND LIABILITIES — 0.1%		145,611

TOTAL NET ASSETS — 100.0%		$120,992,932

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

Capital Value - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

(1)	Non-income producing.

Capital Value - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$119,196,157	—	—
Temporary Cash Investments	—	$1,651,164	—

Total Value of Investment Securities	$119,196,157	$1,651,164	—

Capital Value - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$98,821,429
Gross tax appreciation of investments	$26,115,185
Gross tax depreciation of investments	(4,089,293)
Net tax appreciation (depreciation) of investments	$22,025,892

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

January 31, 2012

Focused Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 96.8%

AEROSPACE AND DEFENSE — 3.2%
Honeywell International, Inc.	2,748	$159,494
Textron, Inc.	7,532	191,916
United Technologies Corp.	2,372	185,846

		537,256

AIR FREIGHT AND LOGISTICS — 2.6%
United Parcel Service, Inc., Class B	5,705	431,583

AUTO COMPONENTS — 2.6%
BorgWarner, Inc.(1)	5,815	433,973

AUTOMOBILES — 1.3%
Harley-Davidson, Inc.	4,909	216,929

BEVERAGES — 4.1%
Coca-Cola Co. (The)	10,081	680,770

BIOTECHNOLOGY — 0.9%
Alexion Pharmaceuticals, Inc.(1)	1,860	142,774

CAPITAL MARKETS — 1.9%
BlackRock, Inc.	1,728	314,496

CHEMICALS — 2.5%
E.I. du Pont de Nemours & Co.	8,245	419,588

COMMUNICATIONS EQUIPMENT — 6.0%
Cisco Systems, Inc.	23,612	463,504
QUALCOMM, Inc.	9,227	542,732

		1,006,236

COMPUTERS AND PERIPHERALS — 10.6%
Apple, Inc.(1)	2,594	1,184,109
EMC Corp.(1)	21,091	543,304
NetApp, Inc.(1)	1,525	57,554

		1,784,967

ELECTRICAL EQUIPMENT — 2.4%
Rockwell Automation, Inc.	5,181	403,444

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.0%
Jabil Circuit, Inc.	14,851	336,524

ENERGY EQUIPMENT AND SERVICES — 3.7%
Schlumberger Ltd.	8,289	623,084

FOOD PRODUCTS — 1.6%
Hershey Co. (The)	2,166	132,299
Kellogg Co.	2,767	137,022

		269,321

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Covidien plc	6,083	313,274

Focused Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Edwards Lifesciences Corp.(1)	904	$74,734

		388,008

HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Express Scripts, Inc.(1)	8,820	451,231

HOTELS, RESTAURANTS AND LEISURE — 4.6%
Chipotle Mexican Grill, Inc.(1)	212	77,865
McDonald's Corp.	2,782	275,557
Starbucks Corp.	3,829	183,524
Starwood Hotels & Resorts Worldwide, Inc.	4,398	238,548

		775,494

HOUSEHOLD PRODUCTS — 2.2%
Colgate-Palmolive Co.	4,104	372,315

INTERNET SOFTWARE AND SERVICES — 0.8%
Google, Inc., Class A(1)	226	131,105

IT SERVICES — 5.9%
Accenture plc, Class A	8,773	503,044
MasterCard, Inc., Class A	1,372	487,842

		990,886

MACHINERY — 0.3%
Joy Global, Inc.	560	50,786

MEDIA — 1.4%
CBS Corp., Class B	7,950	226,416

METALS AND MINING — 1.8%
Cliffs Natural Resources, Inc.	2,869	207,285
Freeport-McMoRan Copper & Gold, Inc.	2,195	101,431

		308,716

MULTILINE RETAIL — 1.4%
Macy's, Inc.	6,781	228,452

OIL, GAS AND CONSUMABLE FUELS — 7.0%
Exxon Mobil Corp.	8,596	719,829
Noble Energy, Inc.	368	37,047
Occidental Petroleum Corp.	4,212	420,231

		1,177,107

PHARMACEUTICALS — 3.3%
Abbott Laboratories	10,314	558,503

ROAD AND RAIL — 1.8%
Union Pacific Corp.	2,603	297,549

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.6%
Broadcom Corp., Class A(1)	772	26,510
Linear Technology Corp.	11,879	395,808
Xilinx, Inc.	9,936	356,206

		778,524

Focused Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

SOFTWARE — 3.4%
Check Point Software Technologies Ltd.(1)	7,290	$410,354
Oracle Corp.	5,785	163,137

		573,491

SPECIALTY RETAIL — 5.0%
Home Depot, Inc. (The)	12,051	534,944
Limited Brands, Inc.	4,115	172,254
O'Reilly Automotive, Inc.(1)	1,575	128,378

		835,576

WIRELESS TELECOMMUNICATION SERVICES — 2.9%
Crown Castle International Corp.(1)	10,111	490,181

TOTAL COMMON STOCKS (Cost $12,801,570)		16,235,285

EXCHANGE-TRADED FUNDS — 1.3%

iShares Russell 1000 Growth Index Fund (Cost $209,550)	3,585	219,689

TEMPORARY CASH INVESTMENTS — 1.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $165,461), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $162,173)		162,172
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $62,468), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $60,815)		60,815
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $44,830), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $43,995)		43,995

TOTAL TEMPORARY CASH INVESTMENTS (Cost $266,982)		266,982

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $13,278,102)		16,721,956

OTHER ASSETS AND LIABILITIES — 0.3%		43,143

TOTAL NET ASSETS — 100.0%		$16,765,099

Notes to Schedule of Investments

(1) Non-income producing.

Focused Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Focused Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$15,008,613	—	—
Foreign Common Stocks	1,226,672	—	—
Exchange-Traded Funds	219,689	—	—
Temporary Cash Investments	—	$266,982	—

Total Value of Investment Securities	$16,454,974	$266,982	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,351,314
Gross tax appreciation of investments	$3,454,385
Gross tax depreciation of investments	(83,743)
Net tax appreciation (depreciation) of investments	$3,370,642

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

January 31, 2012

Fundamental Equity - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.3%

AEROSPACE AND DEFENSE — 3.0%
General Dynamics Corp.	19,687	$1,361,553
Honeywell International, Inc.	51,371	2,981,573
United Technologies Corp.	12,790	1,002,096

		5,345,222

AIR FREIGHT AND LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	19,972	1,510,882

AIRLINES — 0.1%
Allegiant Travel Co.(1)	4,669	256,655

AUTOMOBILES — 0.7%
Ford Motor Co.	97,619	1,212,428

BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	34,210	1,328,032

BIOTECHNOLOGY — 1.6%
Amgen, Inc.	37,915	2,574,808
Gilead Sciences, Inc.(1)	3,880	189,499

		2,764,307

CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc.	4,023	215,432
Legg Mason, Inc.	19,892	506,649

		722,081

CHEMICALS — 1.0%
Ashland, Inc.	4,463	281,437
CF Industries Holdings, Inc.	1,079	191,393
E.I. du Pont de Nemours & Co.	7,832	398,570
Eastman Chemical Co.	2,156	108,490
LyondellBasell Industries NV, Class A	19,803	853,509

		1,833,399

COMMERCIAL BANKS — 2.8%
Bank of Hawaii Corp.	7,964	364,114
PNC Financial Services Group, Inc.	17,707	1,043,297
Wells Fargo & Co.	124,081	3,624,406

		5,031,817

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Knoll, Inc.	21,123	337,123

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	51,128	1,003,643
Motorola Solutions, Inc.	3,647	169,257
QUALCOMM, Inc.	13,580	798,776

		1,971,676

COMPUTERS AND PERIPHERALS — 6.4%
Apple, Inc.(1)	18,131	8,276,439

Fundamental Equity - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

EMC Corp.(1)	76,199	$1,962,886
Hewlett-Packard Co.	13,364	373,925
SanDisk Corp.(1)	19,240	882,731

		11,495,981

CONSTRUCTION AND ENGINEERING — 0.2%
EMCOR Group, Inc.	8,910	256,875
Fluor Corp.	2,457	138,182
Foster Wheeler AG(1)	1,795	40,316

		435,373

CONSUMER FINANCE — 1.7%
American Express Co.	20,693	1,037,547
Capital One Financial Corp.	31,200	1,427,400
Discover Financial Services	23,661	643,106

		3,108,053

CONTAINERS AND PACKAGING — 0.1%
Sealed Air Corp.	11,712	233,420

DIVERSIFIED CONSUMER SERVICES — 0.2%
Sotheby's	9,391	314,880

DIVERSIFIED FINANCIAL SERVICES — 2.6%
Citigroup, Inc.	51,603	1,585,244
JPMorgan Chase & Co.	81,235	3,030,066

		4,615,310

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	88,374	2,599,079
Verizon Communications, Inc.	15,465	582,412

		3,181,491

ELECTRIC UTILITIES — 0.5%
FirstEnergy Corp.	20,319	857,868

ELECTRICAL EQUIPMENT — 1.3%
Belden, Inc.	10,993	431,036
Emerson Electric Co.	35,206	1,808,884

		2,239,920

ENERGY EQUIPMENT AND SERVICES — 1.1%
Halliburton Co.	15,304	562,881
National Oilwell Varco, Inc.	13,269	981,641
Patterson-UTI Energy, Inc.	24,037	453,578

		1,998,100

FOOD AND STAPLES RETAILING — 1.9%
Kroger Co. (The)	2,433	57,808
Safeway, Inc.	11,927	262,155
SYSCO Corp.	1,723	51,880
Wal-Mart Stores, Inc.	37,330	2,290,569

Fundamental Equity - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Walgreen Co.	21,522	$717,974

		3,380,386

FOOD PRODUCTS — 2.7%
ConAgra Foods, Inc.	10,361	276,328
H.J. Heinz Co.	39,444	2,045,171
Kraft Foods, Inc., Class A	4,653	178,210
Sara Lee Corp.	9,211	176,391
Smithfield Foods, Inc.(1)	30,054	671,106
Tyson Foods, Inc., Class A	76,853	1,432,540

		4,779,746

GAS UTILITIES — 0.1%
Questar Corp.	9,994	192,684

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.4%
Baxter International, Inc.	2,238	124,164
Covidien plc	1,509	77,714
Medtronic, Inc.	4,528	174,645
Stryker Corp.	5,596	310,186

		686,709

HEALTH CARE PROVIDERS AND SERVICES — 4.9%
Aetna, Inc.	21,769	951,306
AmerisourceBergen Corp.	55,492	2,162,523
Cardinal Health, Inc.	44,875	1,930,971
Humana, Inc.	12,508	1,113,462
Medco Health Solutions, Inc.(1)	6,459	400,587
UnitedHealth Group, Inc.	42,304	2,190,924

		8,749,773

HOTELS, RESTAURANTS AND LEISURE — 1.6%
Bally Technologies, Inc.(1)	4,167	175,931
Cheesecake Factory, Inc. (The)(1)	3,089	91,373
Starbucks Corp.	22,174	1,062,800
Wyndham Worldwide Corp.	19,627	780,369
Wynn Resorts Ltd.	6,023	694,030

		2,804,503

HOUSEHOLD DURABLES — 0.4%
Tempur-Pedic International, Inc.(1)	3,406	227,214
Tupperware Brands Corp.	4,233	266,002
Whirlpool Corp.	5,192	282,029

		775,245

HOUSEHOLD PRODUCTS — 2.4%
Colgate-Palmolive Co.	1,893	171,733
Kimberly-Clark Corp.	7,042	503,926
Procter & Gamble Co. (The)	56,528	3,563,525

		4,239,184

INDUSTRIAL CONGLOMERATES — 1.5%
General Electric Co.	147,581	2,761,241

Fundamental Equity - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

INSURANCE — 4.3%
ACE Ltd.	11,283	$785,297
Aflac, Inc.	11,808	569,500
American Financial Group, Inc.	5,746	210,706
Assurant, Inc.	11,353	449,579
Chubb Corp. (The)	6,827	460,208
Principal Financial Group, Inc.	17,487	477,570
Prudential Financial, Inc.	47,925	2,743,227
Travelers Cos., Inc. (The)	8,292	483,423
Unum Group	66,532	1,518,925

		7,698,435

INTERNET AND CATALOG RETAIL — 0.6%
Amazon.com, Inc.(1)	3,754	729,928
Expedia, Inc.	3,667	118,701
priceline.com, Inc.(1)	207	109,602
TripAdvisor, Inc.(1)	3,667	120,681

		1,078,912

INTERNET SOFTWARE AND SERVICES — 1.5%
AOL, Inc.(1)	4,886	79,202
eBay, Inc.(1)	7,042	222,527
Google, Inc., Class A(1)	4,150	2,407,457

		2,709,186

IT SERVICES — 5.3%
Accenture plc, Class A	19,471	1,116,467
International Business Machines Corp.	29,161	5,616,409
Visa, Inc., Class A	14,722	1,481,622
Western Union Co. (The)	66,252	1,265,413

		9,479,911

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	15,018	524,278

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc.(1)	2,946	155,843

MACHINERY — 2.2%
AGCO Corp.(1)	3,476	177,033
Caterpillar, Inc.	10,406	1,135,503
Cummins, Inc.	2,262	235,248
Dover Corp.	32,046	2,032,037
Oshkosh Corp.(1)	1,694	41,130
Wabtec Corp.	5,389	370,709

		3,991,660

MEDIA — 4.3%
CBS Corp., Class B	45,847	1,305,722
Comcast Corp., Class A	100,447	2,670,886
DirecTV, Class A(1)	1,845	83,043
Gannett Co., Inc.	5,139	72,820
Omnicom Group, Inc.	5,351	244,059

Fundamental Equity - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Time Warner Cable, Inc.	13,580	$1,001,118
Time Warner, Inc.	53,889	1,997,126
Viacom, Inc., Class B	7,544	354,870

		7,729,644

METALS AND MINING — 1.7%
Cliffs Natural Resources, Inc.	9,954	719,176
Freeport-McMoRan Copper & Gold, Inc.	43,722	2,020,394
Reliance Steel & Aluminum Co.	4,454	236,953

		2,976,523

MULTI-UTILITIES — 2.9%
Ameren Corp.	4,099	129,692
CenterPoint Energy, Inc.	62,581	1,155,871
DTE Energy Co.	17,861	950,384
NSTAR	32,548	1,462,382
Public Service Enterprise Group, Inc.	2,369	71,875
Xcel Energy, Inc.	54,998	1,462,947

		5,233,151

MULTILINE RETAIL — 0.1%
Dillard's, Inc., Class A	3,254	143,989

OIL, GAS AND CONSUMABLE FUELS — 11.0%
Chevron Corp.	36,762	3,789,427
ConocoPhillips	39,555	2,698,047
Exxon Mobil Corp.	100,108	8,383,044
Hess Corp.	6,409	360,827
HollyFrontier Corp.	30,546	896,220
Murphy Oil Corp.	9,412	560,955
Occidental Petroleum Corp.	20,222	2,017,549
Peabody Energy Corp.	11,065	377,206
Valero Energy Corp.	8,694	208,569
Williams Cos., Inc. (The)	8,047	231,914
WPX Energy, Inc.(1)	2,682	44,199

		19,567,957

PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	46,026	1,433,250

PHARMACEUTICALS — 5.6%
Abbott Laboratories	47,494	2,571,800
Bristol-Myers Squibb Co.	79,717	2,570,076
Hospira, Inc.(1)	9,498	327,301
Johnson & Johnson	43,050	2,837,425
Merck & Co., Inc.	3,195	122,241
Pfizer, Inc.	77,160	1,651,224

		10,080,067

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.4%
American Tower Corp.	17,451	1,108,313
Annaly Capital Management, Inc.	21,649	364,569
Public Storage	6,681	927,724

Fundamental Equity - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Simon Property Group, Inc.	1,192	$161,945

		2,562,551

ROAD AND RAIL — 1.4%
Avis Budget Group, Inc.(1)	1,358	19,487
CSX Corp.	9,212	207,731
Ryder System, Inc.	18,178	1,023,058
Union Pacific Corp.	10,132	1,158,189

		2,408,465

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
Altera Corp.	34,414	1,369,333
Intel Corp.	65,347	1,726,468
Marvell Technology Group Ltd.(1)	49,575	769,900
Texas Instruments, Inc.	20,144	652,262

		4,517,963

SOFTWARE — 3.2%
Microsoft Corp.	136,928	4,043,484
Oracle Corp.	31,437	886,524
Red Hat, Inc.(1)	855	39,646
Symantec Corp.(1)	39,444	678,042

		5,647,696

SPECIALTY RETAIL — 2.6%
AutoZone, Inc.(1)	852	296,394
Chico's FAS, Inc.	14,705	168,225
Gap, Inc. (The)	30,520	579,270
Home Depot, Inc. (The)	44,354	1,968,874
Limited Brands, Inc.	2,826	118,296
Lowe's Cos., Inc.	19,543	524,339
Pier 1 Imports, Inc.(1)	58,198	904,979

		4,560,377

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	8,407	588,910

TOBACCO — 1.4%
Altria Group, Inc.	9,570	271,788
Lorillard, Inc.	1,995	214,243
Philip Morris International, Inc.	26,002	1,944,170

		2,430,201

TRADING COMPANIES AND DISTRIBUTORS — 0.6%
United Rentals, Inc.(1)	28,591	1,093,320

TOTAL COMMON STOCKS (Cost $128,797,173)		175,775,778

EXCHANGE-TRADED FUNDS — 1.0%

SPDR S&P 500 ETF Trust (Cost $1,682,275)	13,064	1,714,127

Fundamental Equity - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $997,997), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $978,163)		$978,159
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $376,780), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $366,810)		366,809
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $270,395), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $265,361)		265,360
SSgA U.S. Government Money Market Fund	95	95

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,610,423)		1,610,423

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $132,089,871)		179,100,328

OTHER ASSETS AND LIABILITIES — (0.2)%		(351,826)

TOTAL NET ASSETS — 100.0%		$178,748,502

Notes to Schedule of Investments

ETF	-	Exchange-Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.

Fundamental Equity - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Fundamental Equity - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$175,775,778	—	—
Exchange-Traded Funds	1,714,127	—	—
Temporary Cash Investments	95	$1,610,328	—

Total Value of Investment Securities	$177,490,000	$1,610,328	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$136,144,796
Gross tax appreciation of investments	$45,905,567
Gross tax depreciation of investments	(2,950,035)
Net tax appreciation (depreciation) of investments	$42,955,532

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

January 31, 2012

Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.2%

AEROSPACE AND DEFENSE — 4.4%
Hexcel Corp.(1)	1,095,300	$27,459,171
Honeywell International, Inc.	2,181,300	126,602,652
Precision Castparts Corp.	320,300	52,426,704
Textron, Inc.	1,194,000	30,423,120
United Technologies Corp.	1,959,400	153,518,990

		390,430,637

AIR FREIGHT AND LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	1,777,900	134,498,135

AUTO COMPONENTS — 1.7%
Autoliv, Inc.	935,600	59,027,004
BorgWarner, Inc.(1)	1,234,000	92,093,420

		151,120,424

AUTOMOBILES — 0.7%
Harley-Davidson, Inc.	1,346,400	59,497,416

BEVERAGES — 4.2%
Boston Beer Co., Inc., Class A(1)	120,800	12,086,040
Coca-Cola Co. (The)	2,860,700	193,183,071
Monster Beverage Corp.(1)	139,800	14,610,498
PepsiCo, Inc.	2,341,200	153,746,604

		373,626,213

BIOTECHNOLOGY — 1.5%
Alexion Pharmaceuticals, Inc.(1)	578,600	44,413,336
Gilead Sciences, Inc.(1)	1,422,900	69,494,436
Medivation, Inc.(1)	308,000	17,066,280

		130,974,052

CAPITAL MARKETS — 0.8%
BlackRock, Inc.	378,800	68,941,600

CHEMICALS — 2.3%
E.I. du Pont de Nemours & Co.	1,431,300	72,838,857
Monsanto Co.	1,079,400	88,564,770
Rockwood Holdings, Inc.(1)	849,800	42,914,900

		204,318,527

COMMERCIAL BANKS — 0.6%
Wells Fargo & Co.	1,893,000	55,294,530

COMMUNICATIONS EQUIPMENT — 3.7%
Cisco Systems, Inc.	5,718,800	112,260,044
F5 Networks, Inc.(1)	511,500	61,247,010
Polycom, Inc.(1)	872,800	17,412,360
QUALCOMM, Inc.	2,377,100	139,821,022

		330,740,436

Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMPUTERS AND PERIPHERALS — 9.0%
Apple, Inc.(1)	1,254,700	$572,745,456
EMC Corp.(1)	5,472,700	140,976,752
Hewlett-Packard Co.	1,544,600	43,217,908
NetApp, Inc.(1)	1,064,900	40,189,326

		797,129,442

ELECTRICAL EQUIPMENT — 0.6%
Rockwell Automation, Inc.	724,800	56,440,176

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
Jabil Circuit, Inc.	3,143,300	71,227,178
Trimble Navigation Ltd.(1)	426,900	19,991,727

		91,218,905

ENERGY EQUIPMENT AND SERVICES — 3.7%
Core Laboratories NV	314,500	33,409,335
Hornbeck Offshore Services, Inc.(1)	434,100	14,190,729
Oceaneering International, Inc.	1,152,500	55,999,975
Schlumberger Ltd.	2,917,000	219,270,890

		322,870,929

FOOD AND STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,080,400	88,884,508
CVS Caremark Corp.	1,328,600	55,469,050
Whole Foods Market, Inc.	641,400	47,482,842

		191,836,400

FOOD PRODUCTS — 1.3%
Hershey Co. (The)	812,500	49,627,500
Kellogg Co.	692,200	34,277,744
Mead Johnson Nutrition Co.	453,800	33,622,042

		117,527,286

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.4%
Cooper Cos., Inc. (The)	316,600	22,839,524
Covidien plc	1,566,100	80,654,150
DENTSPLY International, Inc.	528,300	19,938,042
Edwards Lifesciences Corp.(1)	432,600	35,763,042
Hill-Rom Holdings, Inc.	736,000	24,295,360
IDEXX Laboratories, Inc.(1)	236,500	20,005,535
Intuitive Surgical, Inc.(1)	86,600	39,828,206
ResMed, Inc.(1)	272,900	7,922,287
Zimmer Holdings, Inc.(1)	744,900	45,252,675

		296,498,821

HEALTH CARE PROVIDERS AND SERVICES — 1.5%
Express Scripts, Inc.(1)	2,228,500	114,010,060
UnitedHealth Group, Inc.	402,700	20,855,833

		134,865,893

Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

HOTELS, RESTAURANTS AND LEISURE — 4.3%
Chipotle Mexican Grill, Inc.(1)	112,000	$41,136,480
Marriott International, Inc. Class A	972,300	33,495,735
McDonald's Corp.	1,127,700	111,698,685
Starbucks Corp.	2,831,600	135,718,588
Starwood Hotels & Resorts Worldwide, Inc.	1,084,500	58,823,280

		380,872,768

HOUSEHOLD DURABLES — 0.6%
Tempur-Pedic International, Inc.(1)	850,300	56,723,513

HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	464,900	21,092,513
Colgate-Palmolive Co.	985,300	89,386,416

		110,478,929

INSURANCE — 0.4%
Brown & Brown, Inc.	1,356,600	30,903,348

INTERNET AND CATALOG RETAIL — 1.3%
Amazon.com, Inc.(1)	585,600	113,864,064

INTERNET SOFTWARE AND SERVICES — 2.5%
Google, Inc., Class A(1)	387,900	225,024,669

IT SERVICES — 4.0%
Accenture plc, Class A	1,347,700	77,277,118
Automatic Data Processing, Inc.	1,058,200	57,968,196
International Business Machines Corp.	762,900	146,934,540
MasterCard, Inc., Class A	197,100	70,082,847

		352,262,701

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Agilent Technologies, Inc.(1)	1,081,900	45,948,293
Illumina, Inc.(1)	503,800	26,076,688

		72,024,981

MACHINERY — 3.4%
Cummins, Inc.	510,500	53,092,000
Deere & Co.	882,200	76,001,530
Illinois Tool Works, Inc.	1,398,000	74,135,940
Joy Global, Inc.	1,089,300	98,788,617

		302,018,087

MARINE — 0.3%
Kirby Corp.(1)	400,900	26,768,093

MEDIA — 2.1%
CBS Corp., Class B	1,690,200	48,136,896
DirecTV, Class A(1)	1,890,800	85,104,908
Viacom, Inc., Class B	1,182,400	55,620,096

		188,861,900

METALS AND MINING — 1.7%
Cliffs Natural Resources, Inc.	962,800	69,562,300

Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	1,814,600	$83,852,666

		153,414,966

MULTILINE RETAIL — 1.6%
Dollar General Corp.(1)	1,213,300	51,698,713
JC Penney Co., Inc.	254,900	10,591,095
Macy's, Inc.	2,244,200	75,607,098

		137,896,906

OIL, GAS AND CONSUMABLE FUELS — 7.7%
Devon Energy Corp.	913,000	58,258,530
EOG Resources, Inc.	650,500	69,044,070
Exxon Mobil Corp.	4,204,300	352,068,082
Noble Energy, Inc.	809,000	81,442,030
Occidental Petroleum Corp.	1,198,100	119,534,437

		680,347,149

PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. (The), Class A	1,282,300	74,283,639

PHARMACEUTICALS — 3.2%
Abbott Laboratories	2,460,900	133,257,735
Allergan, Inc.	722,200	63,488,602
Johnson & Johnson	1,055,100	69,541,641
Perrigo Co.	144,000	13,766,400

		280,054,378

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
AvalonBay Communities, Inc.	169,400	23,040,094
Simon Property Group, Inc.	307,700	41,804,122

		64,844,216

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	2,316,300	44,704,590

ROAD AND RAIL — 0.9%
Union Pacific Corp.	682,900	78,062,299

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Avago Technologies Ltd.	1,257,400	42,676,156
Broadcom Corp., Class A(1)	1,154,000	39,628,360
KLA-Tencor Corp.	639,800	32,712,974
Linear Technology Corp.	1,592,900	53,075,428
Marvell Technology Group Ltd.(1)	3,912,100	60,754,913
Xilinx, Inc.	2,469,800	88,542,330

		317,390,161

SOFTWARE — 5.7%
Cerner Corp.(1)	552,900	33,666,081
Check Point Software Technologies Ltd.(1)	857,800	48,285,562
Fortinet, Inc.(1)	868,800	19,817,328

Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Microsoft Corp.	8,159,800	$240,958,894
Oracle Corp.	3,466,200	97,746,840
QLIK Technologies, Inc.(1)	525,800	14,827,560
Red Hat, Inc.(1)	952,500	44,167,425

		499,469,690

SPECIALTY RETAIL — 2.6%
Home Depot, Inc. (The)	2,053,400	91,150,426
Limited Brands, Inc.	498,200	20,854,652
O'Reilly Automotive, Inc.(1)	668,800	54,513,888
Tractor Supply Co.	328,400	26,524,868
Urban Outfitters, Inc.(1)	1,276,400	33,824,600

		226,868,434

TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
Coach, Inc.	1,045,500	73,237,275
Lululemon Athletica, Inc.(1)	325,700	20,561,441

		93,798,716

TOBACCO — 1.8%
Philip Morris International, Inc.	2,092,300	156,441,271

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Crown Castle International Corp.(1)	2,139,100	103,703,568

TOTAL COMMON STOCKS (Cost $7,696,941,916)		8,678,912,858

TEMPORARY CASH INVESTMENTS — 2.3%

FHLB, Discount Notes, 0.00%, 2/1/12(2)	190,000,000	190,000,000
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $8,502,524), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $8,333,543)		8,333,510
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $3,210,012), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $3,125,078)		3,125,066
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $2,303,656), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $2,260,764)		2,260,757
SSgA U.S. Government Money Market Fund	19	19

TOTAL TEMPORARY CASH INVESTMENTS (Cost $203,719,352)		203,719,352

TOTAL INVESTMENT SECURITIES — 100.5% (Cost $7,900,661,268)		8,882,632,210

OTHER ASSETS AND LIABILITIES — (0.5)%		(40,732,605)

TOTAL NET ASSETS — 100.0%		$8,841,899,605

Notes to Schedule of Investments

FHLB	-	Federal Home Loan Bank

Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$8,678,912,858	—	—
Temporary Cash Investments	19	$203,719,333	—

Total Value of Investment Securities	$8,678,912,877	$203,719,333	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,909,089,809
Gross tax appreciation of investments	$1,089,673,870
Gross tax depreciation of investments	(116,131,469)
Net tax appreciation (depreciation) of investments	$973,542,401

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

January 31, 2012

Heritage - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.6%

AEROSPACE AND DEFENSE — 3.8%
BE Aerospace, Inc.(1)	1,218,684	$51,428,465
Precision Castparts Corp.	91,000	14,894,880
Spirit Aerosystems Holdings, Inc. Class A(1)	792,300	18,016,902
TransDigm Group, Inc.(1)	530,100	55,411,353

		139,751,600

AUTO COMPONENTS — 1.0%
BorgWarner, Inc.(1)	474,237	35,392,307

BEVERAGES — 0.6%
Monster Beverage Corp.(1)	198,800	20,776,588

BIOTECHNOLOGY — 3.1%
Alexion Pharmaceuticals, Inc.(1)	815,500	62,597,780
Cepheid, Inc.(1)	522,500	23,021,350
Grifols SA(1)	1,647,800	30,067,888

		115,687,018

CAPITAL MARKETS — 2.2%
KKR & Co. LP	1,304,100	18,231,318
Lazard Ltd. Class A	1,138,600	32,700,592
Raymond James Financial, Inc.	830,400	29,064,000

		79,995,910

CHEMICALS — 2.8%
Airgas, Inc.	588,200	46,426,626
Albemarle Corp.	424,900	27,325,319
FMC Corp.	337,600	31,288,768

		105,040,713

COMMERCIAL BANKS — 1.5%
East West Bancorp., Inc.	933,000	20,488,680
KeyCorp	2,239,800	17,403,246
SVB Financial Group(1)	330,300	19,170,612

		57,062,538

COMMERCIAL SERVICES AND SUPPLIES — 2.3%
Cintas Corp.	488,600	18,102,630
Clean Harbors, Inc.(1)	553,400	35,113,230
Stericycle, Inc.(1)	382,500	32,137,650

		85,353,510

COMMUNICATIONS EQUIPMENT — 0.4%
Aruba Networks, Inc.(1)	748,200	16,595,076

COMPUTERS AND PERIPHERALS — 2.1%
Apple, Inc.(1)	173,227	79,074,661

CONSTRUCTION AND ENGINEERING — 1.4%
Chicago Bridge & Iron Co. NV	758,500	32,296,930

Heritage - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Quanta Services, Inc.(1)	882,200	$19,055,520

		51,352,450

CONSUMER FINANCE — 1.1%
Discover Financial Services	1,490,304	40,506,463

CONTAINERS AND PACKAGING — 1.0%
Rock-Tenn Co., Class A	573,000	35,445,780

DIVERSIFIED CONSUMER SERVICES — 1.8%
Apollo Group, Inc., Class A(1)	557,400	29,213,334
Weight Watchers International, Inc.	475,066	36,166,774

		65,380,108

ELECTRICAL EQUIPMENT — 0.8%
Polypore International, Inc.(1)	748,959	28,520,359

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.6%
Jabil Circuit, Inc.	2,557,000	57,941,620
Trimble Navigation Ltd.(1)	787,800	36,892,674

		94,834,294

ENERGY EQUIPMENT AND SERVICES — 5.7%
Atwood Oceanics, Inc.(1)	507,900	23,353,242
National Oilwell Varco, Inc.	1,542,000	114,077,160
Oceaneering International, Inc.	583,100	28,332,829
Oil States International, Inc.(1)	584,200	46,554,898

		212,318,129

FOOD AND STAPLES RETAILING — 3.5%
Costco Wholesale Corp.	474,100	39,004,207
Fresh Market, Inc. (The)(1)	449,800	19,368,388
Whole Foods Market, Inc.	961,200	71,157,636

		129,530,231

FOOD PRODUCTS — 2.6%
Green Mountain Coffee Roasters, Inc.(1)	305,000	16,268,700
J.M. Smucker Co. (The)	331,100	26,084,058
Mead Johnson Nutrition Co.	717,500	53,159,575

		95,512,333

GAS UTILITIES — 0.3%
National Fuel Gas Co.	187,188	9,411,813

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.8%
Cooper Cos., Inc. (The)	292,400	21,093,736
Intuitive Surgical, Inc.(1)	77,300	35,551,043
MAKO Surgical Corp.(1)	655,800	23,464,524
Sirona Dental Systems, Inc.(1)	502,000	24,271,700

		104,381,003

HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Catalyst Health Solutions, Inc.(1)	597,600	32,724,576

Heritage - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Centene Corp.(1)	27,884	$1,260,357

		33,984,933

HEALTH CARE TECHNOLOGY — 2.8%
Allscripts Healthcare Solutions, Inc.(1)	1,222,900	23,381,848
SXC Health Solutions Corp.(1)	1,293,277	81,554,047

		104,935,895

HOTELS, RESTAURANTS AND LEISURE — 5.1%
Arcos Dorados Holdings, Inc., Class A	928,934	19,972,081
Bally Technologies, Inc.(1)	412,220	17,403,928
Chipotle Mexican Grill, Inc.(1)	160,000	58,766,400
Las Vegas Sands Corp.(1)	544,000	26,715,840
Panera Bread Co., Class A(1)	180,072	26,695,674
Starwood Hotels & Resorts Worldwide, Inc.	708,600	38,434,464

		187,988,387

HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	683,100	30,992,247

INTERNET AND CATALOG RETAIL — 1.9%
Netflix, Inc.(1)	140,400	16,876,080
priceline.com, Inc.(1)	102,111	54,065,732

		70,941,812

INTERNET SOFTWARE AND SERVICES — 2.5%
Baidu, Inc. ADR(1)	401,200	51,161,024
LinkedIn Corp. Class A(1)	243,129	17,541,757
Rackspace Hosting, Inc.(1)	588,200	25,533,762

		94,236,543

IT SERVICES — 4.0%
Alliance Data Systems Corp.(1)	750,300	83,133,240
Cognizant Technology Solutions Corp., Class A(1)	347,400	24,925,950
Teradata Corp.(1)	756,500	40,518,140

		148,577,330

MACHINERY — 4.4%
Chart Industries, Inc.(1)	538,400	30,021,184
Joy Global, Inc.	587,800	53,307,582
Pall Corp.	342,200	20,422,496
Titan International, Inc.	836,100	20,183,454
Trinity Industries, Inc.	600,100	18,879,146
Woodward, Inc.	499,800	20,981,604

		163,795,466

MARINE — 0.5%
Kirby Corp.(1)	266,700	17,807,559

MEDIA — 0.6%
CBS Corp., Class B	736,000	20,961,280

METALS AND MINING — 1.8%
Carpenter Technology Corp.	415,800	21,821,184

Heritage - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Cliffs Natural Resources, Inc.	608,100	$43,935,225

		65,756,409

OIL, GAS AND CONSUMABLE FUELS — 5.4%
Cabot Oil & Gas Corp.	1,132,600	36,129,940
Concho Resources, Inc.(1)	633,400	67,558,444
Linn Energy LLC	752,500	28,068,250
Peabody Energy Corp.	507,600	17,304,084
SandRidge Energy, Inc.(1)	3,250,300	25,287,334
SM Energy Co.	328,300	23,828,014

		198,176,066

PHARMACEUTICALS — 2.2%
Elan Corp. plc ADR(1)	1,517,100	20,647,731
Questcor Pharmaceuticals, Inc.(1)	786,000	27,847,980
Shire plc ADR	344,400	34,274,688

		82,770,399

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.8%
CBRE Group, Inc.(1)	1,510,100	29,144,930

ROAD AND RAIL — 1.4%
Kansas City Southern(1)	749,600	51,452,544

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
ARM Holdings plc	2,553,700	24,527,026
Avago Technologies Ltd.	905,400	30,729,276
Cypress Semiconductor Corp.(1)	1,263,426	21,724,610
Xilinx, Inc.	1,334,300	47,834,655

		124,815,567

SOFTWARE — 5.1%
Cerner Corp.(1)	532,700	32,436,103
Check Point Software Technologies Ltd.(1)	906,500	51,026,885
CommVault Systems, Inc.(1)	576,500	27,095,500
NetSuite, Inc.(1)	929,019	38,907,316
Nuance Communications, Inc.(1)	664,700	18,957,244
Salesforce.com, Inc.(1)	168,800	19,715,840

		188,138,888

SPECIALTY RETAIL — 7.1%
GNC Holdings, Inc. Class A(1)	623,900	17,163,489
O'Reilly Automotive, Inc.(1)	1,159,700	94,527,147
PetSmart, Inc.	1,090,300	58,025,766
Tractor Supply Co.	434,100	35,062,257
Ulta Salon Cosmetics & Fragrance, Inc.(1)	773,200	58,933,304

		263,711,963

TEXTILES, APPAREL AND LUXURY GOODS — 2.2%
Deckers Outdoor Corp.(1)	267,300	21,611,205
Fossil, Inc.(1)	205,100	19,494,755

Heritage - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Lululemon Athletica, Inc.(1)	294,400	$18,585,472
Michael Kors Holdings Ltd.(1)	660,604	20,445,694

		80,137,126

TRADING COMPANIES AND DISTRIBUTORS — 1.9%
Fastenal Co.	1,005,500	46,936,740
United Rentals, Inc.(1)	613,700	23,467,888

		70,404,628

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
SBA Communications Corp., Class A(1)	792,432	36,229,991
Tim Participacoes SA ADR	580,500	16,747,425

		52,977,416

TOTAL COMMON STOCKS (Cost $2,869,246,359)		3,683,630,272

TEMPORARY CASH INVESTMENTS — 0.3%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $7,173,358), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $7,030,793)		7,030,766
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $2,708,204), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $2,636,547)		2,636,537
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,943,535), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $1,907,347)		1,907,341

TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,574,644)		11,574,644

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,880,821,003)		3,695,204,916

OTHER ASSETS AND LIABILITIES — 0.1%		2,503,767

TOTAL NET ASSETS — 100.0%		$3,697,708,683

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

17,610,863	EUR for USD	UBS AG	2/29/12	$23,037,029	$69,499
11,443,768	GBP for USD	Credit Suisse AG	2/29/12	18,029,263	(85,434)

				$41,066,292	$(15,935)
(Value on Settlement Date $41,050,357)

Geographic Diversification

(as a % of net assets)

United States	89.1%
Ireland	1.5%
People's Republic of China	1.4%

Heritage - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

Israel		1.4%
Bermuda		0.9%
Netherlands		0.9%
Singapore		0.8%
Spain		0.8%
United Kingdom		0.7%
Hong Kong		0.6%
Argentina		0.6%
Canada		0.5%
Brazil		0.4%
Cash and Equivalents*		0.4%

*		Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)		Non-income producing.

Heritage - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Heritage - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$3,300,447,560	—	—
Foreign Common Stocks	328,587,798	$54,594,914	—
Temporary Cash Investments	—	11,574,644	—

Total Value of Investment Securities	$3,629,035,358	$66,169,558	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(15,935)	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,892,923,961
Gross tax appreciation of investments	$870,483,851
Gross tax depreciation of investments	(68,202,896)
Net tax appreciation (depreciation) of investments	$802,280,955

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

January 31, 2012

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.3%

AEROSPACE AND DEFENSE — 2.6%
Astronics Corp.(1)	5,796	$193,065
BE Aerospace, Inc.(1)	19,398	818,595
TransDigm Group, Inc.(1)	9,425	985,195
Triumph Group, Inc.	37,061	2,318,907

		4,315,762

AIR FREIGHT AND LOGISTICS — 0.1%
Forward Air Corp.	5,677	198,695

AIRLINES — 0.1%
Allegiant Travel Co.(1)	2,989	164,305

AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc.(1)	122,381	1,475,915
Goodyear Tire & Rubber Co. (The)(1)	39,054	507,702
Tenneco, Inc.(1)	7,992	256,543

		2,240,160

BEVERAGES — 0.4%
Monster Beverage Corp.(1)	6,341	662,698

BIOTECHNOLOGY — 3.1%
Acorda Therapeutics, Inc.(1)	5,643	144,066
Alkermes plc(1)	12,702	238,925
Amylin Pharmaceuticals, Inc.(1)	18,493	263,155
ARIAD Pharmaceuticals, Inc.(1)	17,199	253,685
BioMarin Pharmaceutical, Inc.(1)	14,582	520,140
Cepheid, Inc.(1)	8,309	366,095
Cubist Pharmaceuticals, Inc.(1)	8,329	339,990
Human Genome Sciences, Inc.(1)	27,784	273,395
Incyte Corp. Ltd.(1)	12,283	217,409
Medivation, Inc.(1)	4,217	233,664
Myriad Genetics, Inc.(1)	11,552	273,320
Onyx Pharmaceuticals, Inc.(1)	8,678	355,277
Regeneron Pharmaceuticals, Inc.(1)	9,680	879,525
Seattle Genetics, Inc.(1)	13,462	254,836
Theravance, Inc.(1)	7,702	136,633
United Therapeutics Corp.(1)	6,974	342,981

		5,093,096

BUILDING PRODUCTS — 0.2%
Apogee Enterprises, Inc.	28,077	386,059

CAPITAL MARKETS — 1.2%
Eaton Vance Corp.	15,185	390,103
Lazard Ltd. Class A	13,643	391,827
SEI Investments Co.	17,041	313,043
Triangle Capital Corp.	35,401	689,611
WisdomTree Investments, Inc.(1)	28,627	164,033

		1,948,617

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

CHEMICALS — 2.4%
Airgas, Inc.	11,120	$877,701
Albemarle Corp.	15,138	973,525
Balchem Corp.	3,924	148,484
H.B. Fuller Co.	19,312	552,709
International Flavors & Fragrances, Inc.	9,780	545,822
Koppers Holdings, Inc.	5,930	225,281
NewMarket Corp.	2,715	586,956

		3,910,478

COMMERCIAL BANKS — 2.0%
Banco Latinoamericano de Comercio Exterior SA E Shares	14,346	265,544
Cardinal Financial Corp.	11,910	133,511
Cathay General Bancorp.	29,502	464,361
Columbia Banking System, Inc.	14,292	300,132
Home Bancshares, Inc.	26,085	679,775
Pinnacle Financial Partners, Inc.(1)	12,943	217,960
Signature Bank(1)	8,050	468,108
Texas Capital Bancshares, Inc.(1)	20,558	652,100

		3,181,491

COMMERCIAL SERVICES AND SUPPLIES — 1.1%
Brink's Co. (The)	9,139	257,628
Deluxe Corp.	21,938	560,955
G&K Services, Inc., Class A	18,145	596,245
Team, Inc.(1)	11,900	347,361

		1,762,189

COMMUNICATIONS EQUIPMENT — 2.0%
Aruba Networks, Inc.(1)	24,045	533,318
InterDigital, Inc.	5,387	201,043
JDS Uniphase Corp.(1)	35,037	444,620
Netgear, Inc.(1)	16,925	673,953
Polycom, Inc.(1)	21,886	436,626
Riverbed Technology, Inc.(1)	19,644	470,277
Sycamore Networks, Inc.(1)	22,156	430,269

		3,190,106

COMPUTERS AND PERIPHERALS — 0.1%
Electronics for Imaging, Inc.(1)	8,194	140,609

CONSTRUCTION AND ENGINEERING — 0.3%
Dycom Industries, Inc.(1)	19,444	415,518

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	13,373	393,300

CONSUMER FINANCE — 0.2%
World Acceptance Corp.(1)	5,405	344,407

CONTAINERS AND PACKAGING — 1.4%
Ball Corp.	22,073	866,586
Crown Holdings, Inc.(1)	22,992	829,321

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Rock-Tenn Co., Class A	9,658	$597,444

		2,293,351

DIVERSIFIED CONSUMER SERVICES — 1.4%
DeVry, Inc.	7,402	279,499
Hillenbrand, Inc.	7,979	187,108
ITT Educational Services, Inc.(1)	3,743	246,551
Sotheby's	16,995	569,842
Steiner Leisure, Ltd.(1)	15,944	787,315
Strayer Education, Inc.	1,892	205,850

		2,276,165

DIVERSIFIED FINANCIAL SERVICES — 0.9%
MarketAxess Holdings, Inc.	31,656	982,919
MSCI, Inc., Class A(1)	15,609	508,541

		1,491,460

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Premiere Global Services, Inc.(1)	42,120	370,656

ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	22,992	1,080,624
Franklin Electric Co., Inc.	6,317	316,229

		1,396,853

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.5%
Cognex Corp.	33,845	1,406,260
FARO Technologies, Inc.(1)	5,199	282,202
FLIR Systems, Inc.	14,579	375,409
Littelfuse, Inc.	11,282	572,110
OSI Systems, Inc.(1)	10,968	589,311
Trimble Navigation Ltd.(1)	19,327	905,083

		4,130,375

ENERGY EQUIPMENT AND SERVICES — 4.0%
Basic Energy Services, Inc.(1)	50,001	900,518
Complete Production Services, Inc.(1)	15,088	508,466
Core Laboratories NV	6,159	654,271
Dresser-Rand Group, Inc.(1)	11,058	566,501
Helmerich & Payne, Inc.	15,063	929,538
Hornbeck Offshore Services, Inc.(1)	27,070	884,918
Newpark Resources, Inc.(1)	45,817	372,950
Oceaneering International, Inc.	18,459	896,923
Pioneer Drilling Co.(1)	96,799	863,447

		6,577,532

FOOD AND STAPLES RETAILING — 0.8%
Andersons, Inc. (The)	26,058	1,056,652
PriceSmart, Inc.	4,203	280,130

		1,336,782

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Align Technology, Inc.(1)	8,635	$203,441
Gen-Probe, Inc.(1)	6,381	427,080
Haemonetics Corp.(1)	3,545	230,283
Hill-Rom Holdings, Inc.	7,946	262,297
IDEXX Laboratories, Inc.(1)	7,588	641,869
Integra LifeSciences Holdings Corp.(1)	3,417	100,870
Masimo Corp.(1)	7,437	159,152
NuVasive, Inc.(1)	6,643	102,967
ResMed, Inc.(1)	19,865	576,681
Sirona Dental Systems, Inc.(1)	7,460	360,691
STERIS Corp.	8,092	243,407
Thoratec Corp.(1)	7,870	231,378
Volcano Corp.(1)	7,715	216,406

		3,756,522

HEALTH CARE PROVIDERS AND SERVICES — 2.5%
Accretive Health, Inc.(1)	5,466	146,653
AMERIGROUP Corp.(1)	3,976	270,408
Brookdale Senior Living, Inc.(1)	12,252	215,635
Catalyst Health Solutions, Inc.(1)	5,658	309,832
Centene Corp.(1)	4,253	192,236
Chemed Corp.	2,826	158,652
Health Management Associates, Inc., Class A(1)	34,183	219,113
HMS Holdings Corp.(1)	11,569	381,893
Lincare Holdings, Inc.	12,061	309,847
Mednax, Inc.(1)	6,384	454,668
Owens & Minor, Inc.	6,986	212,444
Patterson Cos., Inc.	5,788	186,431
PSS World Medical, Inc.(1)	7,630	185,180
Universal Health Services, Inc., Class B	11,880	490,525
WellCare Health Plans, Inc.(1)	5,731	342,485

		4,076,002

HEALTH CARE TECHNOLOGY — 0.9%
Allscripts Healthcare Solutions, Inc.(1)	20,614	394,140
athenahealth, Inc.(1)	4,641	270,014
Quality Systems, Inc.	5,322	215,860
SXC Health Solutions Corp.(1)	8,203	517,281

		1,397,295

HOTELS, RESTAURANTS AND LEISURE — 1.7%
AFC Enterprises, Inc.(1)	15,115	254,688
Ameristar Casinos, Inc.	10,603	207,395
Cedar Fair LP	31,472	815,125
Marcus Corp.	30,111	364,644
Papa John's International, Inc.(1)	17,968	696,080
Shuffle Master, Inc.(1)	40,029	512,371

		2,850,303

HOUSEHOLD DURABLES — 2.7%
iRobot Corp.(1)	10,119	334,332

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Tempur-Pedic International, Inc.(1)	49,454	$3,299,076
Tupperware Brands Corp.	7,542	473,939
Zagg, Inc.(1)	33,319	332,524

		4,439,871

HOUSEHOLD PRODUCTS — 0.1%
Church & Dwight Co., Inc.	5,360	243,183

INDUSTRIAL CONGLOMERATES — 1.2%
Raven Industries, Inc.	24,461	1,587,274
Standex International Corp.	7,554	302,840

		1,890,114

INSURANCE — 1.1%
AMERISAFE, Inc.(1)	21,106	518,785
Amtrust Financial Services, Inc.	32,512	843,036
Employers Holdings, Inc.	7,759	139,352
RLI Corp.	3,628	258,749

		1,759,922

INTERNET AND CATALOG RETAIL — 0.3%
priceline.com, Inc.(1)	819	433,644

INTERNET SOFTWARE AND SERVICES — 4.8%
Dice Holdings, Inc.(1)	72,983	691,149
Equinix, Inc.(1)	6,118	733,915
j2 Global, Inc.	19,590	528,146
Keynote Systems, Inc.	44,853	877,773
KIT Digital, Inc.(1)	20,162	218,354
Liquidity Services, Inc.(1)	5,681	196,051
LogMeIn, Inc.(1)	3,744	149,124
Perficient, Inc.(1)	45,714	508,797
Rackspace Hosting, Inc.(1)	11,943	518,446
SciQuest, Inc.(1)	5,533	80,948
Stamps.com, Inc.(1)	30,569	947,945
ValueClick, Inc.(1)	69,638	1,214,487
Vocus, Inc.(1)	37,432	859,813
Web.com Group, Inc.(1)	25,556	327,117

		7,852,065

IT SERVICES — 3.1%
Alliance Data Systems Corp.(1)	9,349	1,035,869
Broadridge Financial Solutions, Inc.	16,850	403,895
Cardtronics, Inc.(1)	27,839	711,286
ExlService Holdings, Inc.(1)	5,451	131,587
Global Payments, Inc.	10,603	530,362
Heartland Payment Systems, Inc.	40,595	974,280
MAXIMUS, Inc.	14,200	639,426
VeriFone Systems, Inc.(1)	14,174	605,230

		5,031,935

LEISURE EQUIPMENT AND PRODUCTS — 1.7%
Polaris Industries, Inc.	35,249	2,270,036

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Sturm Ruger & Co., Inc.	14,371	$569,810

		2,839,846

LIFE SCIENCES TOOLS AND SERVICES — 1.3%
Bruker Corp.(1)	12,122	172,132
Charles River Laboratories International, Inc.(1)	7,269	245,474
Covance, Inc.(1)	8,210	359,680
Mettler-Toledo International, Inc.(1)	4,160	730,080
PAREXEL International Corp.(1)	7,911	190,655
Techne Corp.	4,979	339,817

		2,037,838

MACHINERY — 8.9%
AGCO Corp.(1)	16,876	859,495
Altra Holdings, Inc.(1)	8,762	168,143
Blount International, Inc.(1)	38,255	628,147
CLARCOR, Inc.	23,867	1,227,002
Donaldson Co., Inc.	10,339	747,510
EnPro Industries, Inc.(1)	4,654	164,333
Gardner Denver, Inc.	8,231	614,033
Greenbrier Cos., Inc.(1)	26,200	582,950
Lindsay Corp.	19,104	1,167,827
Middleby Corp.(1)	6,293	605,072
Pall Corp.	16,428	980,423
Robbins & Myers, Inc.	28,228	1,370,752
Sauer-Danfoss, Inc.(1)	42,165	2,125,116
Titan International, Inc.	105,789	2,553,746
Twin Disc, Inc.	4,735	146,454
WABCO Holdings, Inc.(1)	10,157	526,640

		14,467,643

MEDIA — 0.4%
Sinclair Broadcast Group, Inc., Class A	57,555	706,775

METALS AND MINING — 1.5%
AK Steel Holding Corp.	65,778	620,945
Allied Nevada Gold Corp.(1)	7,644	274,649
Compass Minerals International, Inc.	5,145	375,945
Haynes International, Inc.	19,845	1,205,782

		2,477,321

OIL, GAS AND CONSUMABLE FUELS — 4.8%
Berry Petroleum Co., Class A	8,406	378,354
Cabot Oil & Gas Corp.	35,290	1,125,751
Crosstex Energy LP	7,808	131,721
CVR Energy, Inc.(1)	19,838	494,760
Goodrich Petroleum Corp.(1)	25,216	435,228
Gulfport Energy Corp.(1)	36,290	1,192,852
Rosetta Resources, Inc.(1)	26,402	1,267,032
SandRidge Energy, Inc.(1)	57,114	444,347
Stone Energy Corp.(1)	35,369	992,101
Tesoro Logistics LP	5,700	189,126
W&T Offshore, Inc.	24,674	533,205

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Western Refining, Inc.	42,898	$709,104

		7,893,581

PAPER AND FOREST PRODUCTS — 0.5%
Buckeye Technologies, Inc.	21,843	732,396

PERSONAL PRODUCTS — 0.6%
Herbalife Ltd.	14,649	847,884
Nu Skin Enterprises, Inc., Class A	3,203	159,990

		1,007,874

PHARMACEUTICALS — 0.8%
Endo Pharmaceuticals Holdings, Inc.(1)	15,344	570,336
Impax Laboratories, Inc.(1)	8,494	160,282
Medicis Pharmaceutical Corp., Class A	6,987	231,200
Salix Pharmaceuticals Ltd.(1)	7,868	379,238

		1,341,056

PROFESSIONAL SERVICES — 1.2%
Advisory Board Co. (The)(1)	6,527	497,879
On Assignment, Inc.(1)	43,466	487,254
Robert Half International, Inc.	22,465	622,056
TrueBlue, Inc.(1)	21,609	356,765

		1,963,954

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
Digital Realty Trust, Inc.	12,615	893,899
Federal Realty Investment Trust	5,834	551,080
Post Properties, Inc.	8,568	382,904
Rayonier, Inc.	15,439	706,025
Sovran Self Storage, Inc.	11,872	552,285

		3,086,193

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
Jones Lang LaSalle, Inc.	4,705	370,566

ROAD AND RAIL — 1.4%
Hertz Global Holdings, Inc.(1)	51,832	704,915
J.B. Hunt Transport Services, Inc.	11,972	611,410
Kansas City Southern(1)	14,493	994,800

		2,311,125

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
Atmel Corp.(1)	58,485	567,889
CEVA, Inc.(1)	34,507	932,034
Cirrus Logic, Inc.(1)	24,112	492,608
Cypress Semiconductor Corp.(1)	23,173	398,460
Entegris, Inc.(1)	42,980	411,748
ON Semiconductor Corp.(1)	61,036	531,013
Photronics, Inc.(1)	72,341	496,259
Semtech Corp.(1)	26,563	757,046

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Silicon Motion Technology Corp. ADR(1)	25,104	$541,744
Skyworks Solutions, Inc.(1)	41,391	893,218
Ultratech, Inc.(1)	31,234	913,595

		6,935,614

SOFTWARE — 7.2%
ACI Worldwide, Inc.(1)	2,671	81,145
Allot Communications Ltd.(1)	40,076	631,598
ANSYS, Inc.(1)	13,187	797,681
Ariba, Inc.(1)	12,559	342,861
Bottomline Technologies, Inc.(1)	10,002	273,455
BroadSoft, Inc.(1)	11,009	306,931
Clicksoftware Technologies Ltd.	29,526	316,519
FactSet Research Systems, Inc.	5,008	442,306
Fortinet, Inc.(1)	18,652	425,452
Informatica Corp.(1)	15,354	649,474
Kenexa Corp.(1)	76,089	1,827,658
MICROS Systems, Inc.(1)	10,682	531,002
NetScout Systems, Inc.(1)	20,124	415,762
Nuance Communications, Inc.(1)	44,809	1,277,953
Opnet Technologies, Inc.	17,052	604,493
PROS Holdings, Inc.(1)	37,633	610,407
Rovi Corp.(1)	12,509	401,414
Solera Holdings, Inc.	9,000	429,930
Taleo Corp., Class A(1)	12,573	452,754
TIBCO Software, Inc.(1)	17,901	466,679
Ultimate Software Group, Inc.(1)	7,043	469,698

		11,755,172

SPECIALTY RETAIL — 4.8%
Abercrombie & Fitch Co., Class A	9,442	433,765
America's Car-Mart, Inc.(1)	10,667	404,706
Buckle, Inc. (The)	9,485	413,831
CarMax, Inc.(1)	19,730	600,384
DSW, Inc., Class A	3,665	183,140
Genesco, Inc.(1)	15,166	926,188
GNC Holdings, Inc. Class A(1)	13,599	374,108
Lithia Motors, Inc., Class A	101,085	2,245,098
PetSmart, Inc.	15,958	849,285
Tractor Supply Co.	16,863	1,362,024

		7,792,529

TEXTILES, APPAREL AND LUXURY GOODS — 2.7%
Carter's, Inc.(1)	9,388	393,545
Deckers Outdoor Corp.(1)	1,615	130,573
Fossil, Inc.(1)	7,251	689,208
G-III Apparel Group Ltd.(1)	17,959	410,004
Iconix Brand Group, Inc.(1)	90,328	1,662,938
Oxford Industries, Inc.	15,051	766,547
True Religion Apparel, Inc.(1)	9,966	361,168

		4,413,983

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

THRIFTS AND MORTGAGE FINANCE — 0.2%
Berkshire Hills Bancorp, Inc.	11,201	$253,367

TRADING COMPANIES AND DISTRIBUTORS — 4.1%
Applied Industrial Technologies, Inc.	13,295	512,921
Beacon Roofing Supply, Inc.(1)	35,456	810,524
DXP Enterprises, Inc.(1)	8,444	284,816
H&E Equipment Services, Inc.(1)	38,390	652,246
Rush Enterprises, Inc., Class A(1)	20,412	469,680
SeaCube Container Leasing Ltd.	21,399	330,401
TAL International Group, Inc.	7,480	249,159
Titan Machinery, Inc.(1)	58,684	1,451,842
United Rentals, Inc.(1)	50,841	1,944,160

		6,705,749

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
MetroPCS Communications, Inc.(1)	30,066	265,783
SBA Communications Corp., Class A(1)	14,922	682,235

		948,018

TOTAL COMMON STOCKS (Cost $141,746,846)		161,992,120

TEMPORARY CASH INVESTMENTS — 0.4%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $417,167), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $408,876)		408,874
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $157,496), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $153,329)		153,328
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $113,026), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $110,922)		110,922

TOTAL TEMPORARY CASH INVESTMENTS (Cost $673,124)		673,124

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $142,419,970)		162,665,244

OTHER ASSETS AND LIABILITIES — 0.3%		410,224

TOTAL NET ASSETS — 100.0%		$163,075,468

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$161,992,120	—	—
Temporary Cash Investments	—	$673,124	—

Total Value of Investment Securities	$161,992,120	$673,124	—

New Opportunities - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$142,847,474
Gross tax appreciation of investments	$26,394,117
Gross tax depreciation of investments	(6,576,347)
Net tax appreciation (depreciation) of investments	$19,817,770

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

January 31, 2012

NT Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.4%

AEROSPACE AND DEFENSE — 4.4%
Hexcel Corp.(1)	63,015	$1,579,786
Honeywell International, Inc.	125,527	7,285,587
Precision Castparts Corp.	18,432	3,016,950
Textron, Inc.	68,138	1,736,156
United Technologies Corp.	112,350	8,802,623

		22,421,102

AIR FREIGHT AND LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	101,949	7,712,442

AUTO COMPONENTS — 1.7%
Autoliv, Inc.	53,860	3,398,028
BorgWarner, Inc.(1)	70,756	5,280,520

		8,678,548

AUTOMOBILES — 0.7%
Harley-Davidson, Inc.	76,824	3,394,853

BEVERAGES — 5.1%
Boston Beer Co., Inc., Class A(1)	6,731	673,436
Coca-Cola Co. (The)	197,775	13,355,746
Monster Beverage Corp.(1)	8,043	840,574
PepsiCo, Inc.	168,315	11,053,246

		25,923,002

BIOTECHNOLOGY — 1.5%
Alexion Pharmaceuticals, Inc.(1)	32,981	2,531,621
Gilead Sciences, Inc.(1)	81,246	3,968,055
Medivation, Inc.(1)	17,578	973,997

		7,473,673

CAPITAL MARKETS — 0.8%
BlackRock, Inc.	21,791	3,965,962

CHEMICALS — 2.3%
E.I. du Pont de Nemours & Co.	82,565	4,201,733
Monsanto Co.	62,139	5,098,505
Rockwood Holdings, Inc.(1)	48,882	2,468,541

		11,768,779

COMMERCIAL BANKS — 0.6%
Wells Fargo & Co.	108,893	3,180,765

COMMUNICATIONS EQUIPMENT — 3.7%
Cisco Systems, Inc.	327,910	6,436,873
F5 Networks, Inc.(1)	29,036	3,476,771
Polycom, Inc.(1)	50,238	1,002,248
QUALCOMM, Inc.	136,300	8,017,166

		18,933,058

NT Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMPUTERS AND PERIPHERALS — 9.0%
Apple, Inc.(1)	72,221	$32,967,442
EMC Corp.(1)	314,820	8,109,763
Hewlett-Packard Co.	88,666	2,480,875
NetApp, Inc.(1)	60,864	2,297,007

		45,855,087

ELECTRICAL EQUIPMENT — 0.6%
Rockwell Automation, Inc.	41,362	3,220,859

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
Jabil Circuit, Inc.	178,645	4,048,096
Trimble Navigation Ltd.(1)	23,482	1,099,662

		5,147,758

ENERGY EQUIPMENT AND SERVICES — 3.6%
Core Laboratories NV	17,900	1,901,517
Hornbeck Offshore Services, Inc.(1)	24,082	787,240
Oceaneering International, Inc.	66,083	3,210,973
Schlumberger Ltd.	167,258	12,572,784

		18,472,514

FOOD AND STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	61,949	5,096,544
CVS Caremark Corp.	76,180	3,180,515
Whole Foods Market, Inc.	36,460	2,699,134

		10,976,193

FOOD PRODUCTS — 1.8%
Hershey Co. (The)	46,438	2,836,433
Kellogg Co.	84,265	4,172,803
Mead Johnson Nutrition Co.	26,073	1,931,748

		8,940,984

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.3%
Cooper Cos., Inc. (The)	17,664	1,274,281
Covidien plc	90,128	4,641,592
DENTSPLY International, Inc.	30,403	1,147,409
Edwards Lifesciences Corp.(1)	24,294	2,008,385
Hill-Rom Holdings, Inc.	42,356	1,398,172
IDEXX Laboratories, Inc.(1)	13,610	1,151,270
Intuitive Surgical, Inc.(1)	4,941	2,272,416
ResMed, Inc.(1)	15,708	456,003
Zimmer Holdings, Inc.(1)	42,883	2,605,142

		16,954,670

HEALTH CARE PROVIDERS AND SERVICES — 1.5%
Express Scripts, Inc.(1)	127,780	6,537,225
UnitedHealth Group, Inc.	22,978	1,190,030

		7,727,255

NT Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

HOTELS, RESTAURANTS AND LEISURE — 4.3%
Chipotle Mexican Grill, Inc.(1)	6,422	$2,358,736
Marriott International, Inc. Class A	55,606	1,915,627
McDonald's Corp.	64,920	6,430,326
Starbucks Corp.	162,361	7,781,963
Starwood Hotels & Resorts Worldwide, Inc.	61,889	3,356,859

		21,843,511

HOUSEHOLD DURABLES — 0.6%
Tempur-Pedic International, Inc.(1)	48,323	3,223,627

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	26,356	1,195,772
Colgate-Palmolive Co.	82,049	7,443,485

		8,639,257

INSURANCE — 0.3%
Brown & Brown, Inc.	76,895	1,751,668

INTERNET AND CATALOG RETAIL — 1.3%
Amazon.com, Inc.(1)	33,712	6,554,961

INTERNET SOFTWARE AND SERVICES — 2.5%
Google, Inc., Class A(1)	22,242	12,902,807

IT SERVICES — 4.0%
Accenture plc, Class A	77,584	4,448,667
Automatic Data Processing, Inc.	60,880	3,335,006
International Business Machines Corp.	43,919	8,458,800
MasterCard, Inc., Class A	11,246	3,998,740

		20,241,213

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Agilent Technologies, Inc.(1)	61,670	2,619,125
Illumina, Inc.(1)	29,003	1,501,195

		4,120,320

MACHINERY — 3.4%
Cummins, Inc.	29,272	3,044,288
Deere & Co.	50,361	4,338,600
Illinois Tool Works, Inc.	80,451	4,266,317
Joy Global, Inc.	62,258	5,646,178

		17,295,383

MARINE — 0.3%
Kirby Corp.(1)	22,876	1,527,431

MEDIA — 2.1%
CBS Corp., Class B	96,447	2,746,810
DirecTV, Class A(1)	108,601	4,888,131
Viacom, Inc., Class B	67,418	3,171,343

		10,806,284

METALS AND MINING — 1.7%
Cliffs Natural Resources, Inc.	54,944	3,969,704

NT Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	104,516	$4,829,684

		8,799,388

MULTILINE RETAIL — 1.5%
Dollar General Corp.(1)	69,569	2,964,335
JC Penney Co., Inc.	14,672	609,622
Macy's, Inc.	128,060	4,314,341

		7,888,298

OIL, GAS AND CONSUMABLE FUELS — 7.7%
Devon Energy Corp.	51,889	3,311,037
EOG Resources, Inc.	37,464	3,976,429
Exxon Mobil Corp.	242,032	20,267,760
Noble Energy, Inc.	46,114	4,642,296
Occidental Petroleum Corp.	68,972	6,881,337

		39,078,859

PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. (The), Class A	73,795	4,274,944

PHARMACEUTICALS — 3.1%
Abbott Laboratories	141,669	7,671,377
Allergan, Inc.	41,208	3,622,595
Johnson & Johnson	59,963	3,952,161
Perrigo Co.	8,217	785,545

		16,031,678

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
AvalonBay Communities, Inc.	9,713	1,321,065
Simon Property Group, Inc.	17,557	2,385,294

		3,706,359

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	132,908	2,565,124

ROAD AND RAIL — 0.9%
Union Pacific Corp.	38,965	4,454,089

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Avago Technologies Ltd.	71,035	2,410,928
Broadcom Corp., Class A(1)	65,846	2,261,152
KLA-Tencor Corp.	36,809	1,882,044
Linear Technology Corp.	91,961	3,064,141
Marvell Technology Group Ltd.(1)	225,129	3,496,253
Xilinx, Inc.	141,932	5,088,262

		18,202,780

SOFTWARE — 5.6%
Cerner Corp.(1)	31,819	1,937,459
Check Point Software Technologies Ltd.(1)	48,952	2,755,508
Fortinet, Inc.(1)	50,008	1,140,682

NT Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Microsoft Corp.	469,582	$13,866,756
Oracle Corp.	199,395	5,622,939
QLIK Technologies, Inc.(1)	30,259	853,304
Red Hat, Inc.(1)	54,791	2,540,659

		28,717,307

SPECIALTY RETAIL — 2.5%
Home Depot, Inc. (The)	117,164	5,200,910
Limited Brands, Inc.	28,676	1,200,378
O'Reilly Automotive, Inc.(1)	38,122	3,107,324
Tractor Supply Co.	18,770	1,516,053
Urban Outfitters, Inc.(1)	73,480	1,947,220

		12,971,885

TEXTILES, APPAREL AND LUXURY GOODS — 1.0%
Coach, Inc.	59,456	4,164,893
Lululemon Athletica, Inc.(1)	18,512	1,168,662

		5,333,555

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Crown Castle International Corp.(1)	123,067	5,966,288

TOTAL COMMON STOCKS (Cost $401,846,988)		497,644,520

EXCHANGE-TRADED FUNDS — 0.4%

iShares Russell 1000 Growth Index Fund (Cost $1,892,262)	33,427	2,048,407

TEMPORARY CASH INVESTMENTS — 2.4%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $7,525,470), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $7,375,907)		7,375,878
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $2,841,139), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $2,765,965)		2,765,954
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $2,038,936), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $2,000,972)		2,000,965
SSgA U.S. Government Money Market Fund	18	18

TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,142,815)		12,142,815

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $415,882,065)		511,835,742

OTHER ASSETS AND LIABILITIES — (0.2)%		(961,063)

TOTAL NET ASSETS — 100.0%		$510,874,679

Notes to Schedule of Investments

NT Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

(1)	Non-income producing.

NT Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$497,644,520	—	—
Exchange-Traded Funds	2,048,407	—	—
Temporary Cash Investments	18	$12,142,797	—

Total Value of Investment Securities	$499,692,945	$12,142,797	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$421,914,108
Gross tax appreciation of investments	$93,306,203
Gross tax depreciation of investments	(3,384,569)
Net tax appreciation (depreciation) of investments	$89,921,634

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Vista Fund

January 31, 2012

NT Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.9%

AEROSPACE AND DEFENSE — 3.8%
BE Aerospace, Inc.(1)	93,500	$3,945,700
Spirit Aerosystems Holdings, Inc. Class A(1)	49,800	1,132,452
TransDigm Group, Inc.(1)	38,200	3,993,046

		9,071,198

AUTO COMPONENTS — 1.2%
BorgWarner, Inc.(1)	38,302	2,858,478

BIOTECHNOLOGY — 2.3%
Alexion Pharmaceuticals, Inc.(1)	53,365	4,096,297
Cepheid, Inc.(1)	32,300	1,423,138

		5,519,435

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.(1)	19,400	1,949,894
KKR & Co. LP	142,300	1,989,354

		3,939,248

CHEMICALS — 4.3%
Airgas, Inc.	42,700	3,370,311
Albemarle Corp.	37,700	2,424,487
Celanese Corp.	22,100	1,076,491
FMC Corp.	23,300	2,159,444
Rockwood Holdings, Inc.(1)	25,100	1,267,550

		10,298,283

COMMERCIAL BANKS — 0.8%
Comerica, Inc.	28,100	777,527
East West Bancorp., Inc.	54,275	1,191,879

		1,969,406

COMMERCIAL SERVICES AND SUPPLIES — 1.9%
Clean Harbors, Inc.(1)	36,200	2,296,890
Stericycle, Inc.(1)	27,700	2,327,354

		4,624,244

CONSTRUCTION AND ENGINEERING — 0.5%
Quanta Services, Inc.(1)	54,000	1,166,400

CONSUMER FINANCE — 1.6%
Discover Financial Services	93,500	2,541,330
First Cash Financial Services, Inc.(1)	29,800	1,199,450

		3,740,780

CONTAINERS AND PACKAGING — 1.6%
Crown Holdings, Inc.(1)	61,500	2,218,305
Rock-Tenn Co., Class A	24,200	1,497,012

		3,715,317

NT Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.5%
Apollo Group, Inc., Class A(1)	21,700	$1,137,297

DIVERSIFIED FINANCIAL SERVICES — 0.5%
McGraw-Hill Cos., Inc. (The)	25,200	1,159,200

ELECTRICAL EQUIPMENT — 0.9%
Polypore International, Inc.(1)	55,482	2,112,755

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Trimble Navigation Ltd.(1)	56,500	2,645,895

ENERGY EQUIPMENT AND SERVICES — 5.3%
Atwood Oceanics, Inc.(1)	26,800	1,232,264
Core Laboratories NV	15,600	1,657,188
National Oilwell Varco, Inc.	79,400	5,874,012
Oceaneering International, Inc.	39,200	1,904,728
Oil States International, Inc.(1)	23,900	1,904,591

		12,572,783

FOOD AND STAPLES RETAILING — 2.0%
Whole Foods Market, Inc.	63,900	4,730,517

FOOD PRODUCTS — 2.0%
J.M. Smucker Co. (The)	16,800	1,323,504
Mead Johnson Nutrition Co.	47,000	3,482,230

		4,805,734

GAS UTILITIES — 0.9%
ONEOK, Inc.	25,500	2,120,580

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.7%
MAKO Surgical Corp.(1)	45,100	1,613,678

HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Catalyst Health Solutions, Inc.(1)	20,800	1,139,008
Centene Corp.(1)	25,000	1,130,000

		2,269,008

HEALTH CARE TECHNOLOGY — 2.1%
SXC Health Solutions Corp.(1)	77,700	4,899,762

HOTELS, RESTAURANTS AND LEISURE — 4.5%
Arcos Dorados Holdings, Inc., Class A	59,400	1,277,100
Bally Technologies, Inc.(1)	29,100	1,228,602
Chipotle Mexican Grill, Inc.(1)	9,800	3,599,442
Domino's Pizza, Inc.(1)	33,800	1,103,570
Las Vegas Sands Corp.(1)	31,000	1,522,410
Panera Bread Co., Class A(1)	12,500	1,853,125

		10,584,249

HOUSEHOLD DURABLES — 0.7%
Tempur-Pedic International, Inc.(1)	23,500	1,567,685

NT Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	55,400	$2,513,498

INTERNET AND CATALOG RETAIL — 1.2%
priceline.com, Inc.(1)	5,400	2,859,192

INTERNET SOFTWARE AND SERVICES — 2.3%
Baidu, Inc. ADR(1)	26,700	3,404,784
Rackspace Hosting, Inc.(1)	46,800	2,031,588

		5,436,372

IT SERVICES — 5.4%
Alliance Data Systems Corp.(1)	53,900	5,972,120
Cognizant Technology Solutions Corp., Class A(1)	33,600	2,410,800
Teradata Corp.(1)	80,000	4,284,800

		12,667,720

LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Mettler-Toledo International, Inc.(1)	12,500	2,193,750

MACHINERY — 3.9%
Chart Industries, Inc.(1)	40,200	2,241,552
Joy Global, Inc.	50,700	4,597,983
Pall Corp.	19,900	1,187,632
Titan International, Inc.	48,263	1,165,069

		9,192,236

MARINE — 1.5%
Kirby Corp.(1)	52,400	3,498,748

MEDIA — 1.6%
CBS Corp., Class B	130,900	3,728,032

METALS AND MINING — 1.9%
Carpenter Technology Corp.	27,200	1,427,456
Cliffs Natural Resources, Inc.	42,400	3,063,400

		4,490,856

MULTILINE RETAIL — 1.6%
Dollar Tree, Inc.(1)	45,750	3,880,058

OIL, GAS AND CONSUMABLE FUELS — 4.8%
Cabot Oil & Gas Corp.	63,000	2,009,700
Concho Resources, Inc.(1)	35,400	3,775,764
Kodiak Oil & Gas Corp.(1)	79,900	724,693
Peabody Energy Corp.	30,300	1,032,927
SandRidge Energy, Inc.(1)	276,600	2,151,948
SM Energy Co.	21,400	1,553,212

		11,248,244

PHARMACEUTICALS — 3.3%
Elan Corp. plc ADR(1)	110,500	1,503,905
Perrigo Co.	22,400	2,141,440
Questcor Pharmaceuticals, Inc.(1)	64,300	2,278,149

NT Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Shire plc	57,000	$1,891,623

		7,815,117

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Ventas, Inc.	20,900	1,218,679

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.9%
CBRE Group, Inc.(1)	113,000	2,180,900

ROAD AND RAIL — 1.8%
Kansas City Southern(1)	61,500	4,221,360

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
ARM Holdings plc	536,700	5,154,738
Avago Technologies Ltd.	57,500	1,951,550
Cypress Semiconductor Corp.(1)	69,584	1,196,497
Xilinx, Inc.	49,600	1,778,160

		10,080,945

SOFTWARE — 5.2%
Cerner Corp.(1)	15,800	962,062
Check Point Software Technologies Ltd.(1)	79,000	4,446,910
Citrix Systems, Inc.(1)	51,200	3,338,752
NetSuite, Inc.(1)	54,500	2,282,460
QLIK Technologies, Inc.(1)	42,000	1,184,400

		12,214,584

SPECIALTY RETAIL — 7.3%
DSW, Inc., Class A	29,200	1,459,124
GNC Holdings, Inc. Class A(1)	46,179	1,270,384
O'Reilly Automotive, Inc.(1)	44,900	3,659,799
PetSmart, Inc.	75,810	4,034,608
Tractor Supply Co.	41,600	3,360,032
Ulta Salon Cosmetics & Fragrance, Inc.(1)	45,300	3,452,766

		17,236,713

TEXTILES, APPAREL AND LUXURY GOODS — 2.2%
Deckers Outdoor Corp.(1)	14,200	1,148,070
Fossil, Inc.(1)	17,100	1,625,355
Michael Kors Holdings Ltd.(1)	41,660	1,289,377
VF Corp.	8,900	1,170,261

		5,233,063

TRADING COMPANIES AND DISTRIBUTORS — 2.5%
Fastenal Co.	50,700	2,366,676
United Rentals, Inc.(1)	94,700	3,621,328

		5,988,004

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
SBA Communications Corp., Class A(1)	91,402	4,178,899

NT Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

Value

TOTAL COMMON STOCKS (Cost $188,790,296)	231,198,902

TEMPORARY CASH INVESTMENTS — 2.0%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $3,012,921), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $2,953,048)	$2,953,037
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,137,487), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $1,107,390)	1,107,386
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $816,315), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $801,116)	801,113

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,861,536)	4,861,536

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $193,651,832)	236,060,438

OTHER ASSETS AND LIABILITIES — 0.1%	161,732

TOTAL NET ASSETS — 100.0%	$236,222,170

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

3,502,091	GBP for USD	Credit Suisse AG	2/29/12	$5,517,423	$(26,145)

(Value on Settlement Date $5,491,278)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

NT Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$208,621,727	—	—
Foreign Common Stocks	15,530,814	$7,046,361	—
Temporary Cash Investments	—	4,861,536	—

Total Value of Investment Securities	$224,152,541	$11,907,897	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(26,145)	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$196,335,137
Gross tax appreciation of investments	$42,340,537
Gross tax depreciation of investments	(2,615,236)
Net tax appreciation (depreciation) of investments	$39,725,301

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

January 31, 2012

Select - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.6%

AEROSPACE AND DEFENSE — 3.7%
General Dynamics Corp.	523,100	$36,177,596
Rockwell Collins, Inc.	570,000	32,997,300

		69,174,896

AIR FREIGHT AND LOGISTICS — 1.6%
United Parcel Service, Inc., Class B	391,000	29,579,150

BEVERAGES — 1.6%
Diageo plc	1,309,695	28,934,733

BIOTECHNOLOGY — 3.5%
Biogen Idec, Inc.(1)	158,100	18,643,152
Gilead Sciences, Inc.(1)	942,600	46,036,584

		64,679,736

CAPITAL MARKETS — 1.3%
Franklin Resources, Inc.	221,300	23,479,930

CHEMICALS — 3.7%
Monsanto Co.	548,000	44,963,400
Potash Corp. of Saskatchewan, Inc.	507,900	23,739,246

		68,702,646

COMMUNICATIONS EQUIPMENT — 2.2%
QUALCOMM, Inc.	685,600	40,326,992

COMPUTERS AND PERIPHERALS — 10.4%
Apple, Inc.(1)	316,600	144,521,568
EMC Corp.(1)	1,880,700	48,446,832

		192,968,400

DIVERSIFIED FINANCIAL SERVICES — 2.2%
CME Group, Inc.	65,300	15,640,003
Hong Kong Exchanges and Clearing Ltd.	601,508	10,439,696
JPMorgan Chase & Co.	393,900	14,692,470

		40,772,169

ELECTRICAL EQUIPMENT — 3.6%
ABB Ltd. ADR(1)	1,392,400	29,003,692
Emerson Electric Co.	728,100	37,409,778

		66,413,470

ENERGY EQUIPMENT AND SERVICES — 5.3%
Diamond Offshore Drilling, Inc.	293,400	18,278,820
Halliburton Co.	720,100	26,485,278
National Oilwell Varco, Inc.	290,300	21,476,394
Schlumberger Ltd.	428,300	32,195,311

		98,435,803

FOOD AND STAPLES RETAILING — 2.7%
Costco Wholesale Corp.	596,500	49,074,055

Select - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

FOOD PRODUCTS — 2.1%
Hershey Co. (The)	225,300	$13,761,324
Mead Johnson Nutrition Co.	339,000	25,116,510

		38,877,834

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.4%
Intuitive Surgical, Inc.(1)	58,000	26,674,780

HEALTH CARE PROVIDERS AND SERVICES — 4.1%
Medco Health Solutions, Inc.(1)	580,200	35,984,004
UnitedHealth Group, Inc.	781,200	40,458,348

		76,442,352

HOTELS, RESTAURANTS AND LEISURE — 2.1%
McDonald's Corp.	346,400	34,310,920
Peet's Coffee & Tea, Inc.(1)	85,500	5,200,110

		39,511,030

HOUSEHOLD DURABLES — 1.2%
Harman International Industries, Inc.	515,400	21,749,880

INSURANCE — 0.9%
Travelers Cos., Inc. (The)	274,300	15,991,690

INTERNET AND CATALOG RETAIL — 2.9%
Amazon.com, Inc.(1)	173,400	33,715,896
Netflix, Inc.(1)	160,100	19,244,020

		52,959,916

INTERNET SOFTWARE AND SERVICES — 5.7%
Baidu, Inc. ADR(1)	195,100	24,879,152
Google, Inc., Class A(1)	135,700	78,720,927
Responsys, Inc.(1)	125,200	1,468,596

		105,068,675

IT SERVICES — 4.6%
MasterCard, Inc., Class A	115,600	41,103,892
Teradata Corp.(1)	828,100	44,353,036

		85,456,928

LEISURE EQUIPMENT AND PRODUCTS — 0.9%
Hasbro, Inc.	498,900	17,416,599

MACHINERY — 3.3%
Graco, Inc.	278,600	12,810,028
Nordson Corp.	339,400	15,388,396
Parker-Hannifin Corp.	411,700	33,215,956

		61,414,380

MEDIA — 1.3%
Walt Disney Co. (The)	597,300	23,234,970

METALS AND MINING — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	643,800	29,749,998

Select - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

MULTILINE RETAIL — 0.9%
JC Penney Co., Inc.	403,300	$16,757,115

OIL, GAS AND CONSUMABLE FUELS — 5.6%
Exxon Mobil Corp.	732,800	61,364,672
Occidental Petroleum Corp.	414,100	41,314,757

		102,679,429

PERSONAL PRODUCTS — 1.4%
Estee Lauder Cos., Inc. (The), Class A	443,400	25,686,162

PHARMACEUTICALS — 1.9%
Allergan, Inc.	332,300	29,212,493
Teva Pharmaceutical Industries Ltd. ADR	148,400	6,697,292

		35,909,785

PROFESSIONAL SERVICES — 1.0%
IHS, Inc. Class A(1)	119,200	10,666,016
Verisk Analytics, Inc. Class A(1)	175,300	7,024,271

		17,690,287

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp.	101,300	6,433,563

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Broadcom Corp., Class A(1)	675,600	23,200,104
Linear Technology Corp.	1,089,300	36,295,476

		59,495,580

SOFTWARE — 3.2%
Adobe Systems, Inc.(1)	546,400	16,911,080
Microsoft Corp.	292,000	8,622,760
Oracle Corp.	1,184,200	33,394,440

		58,928,280

SPECIALTY RETAIL — 2.5%
Limited Brands, Inc.	222,600	9,318,036
TJX Cos., Inc. (The)	538,400	36,686,576

		46,004,612

TEXTILES, APPAREL AND LUXURY GOODS — 3.4%
Coach, Inc.	628,700	44,040,435
Fossil, Inc.(1)	206,600	19,637,330

		63,677,765

TOBACCO — 2.3%
Philip Morris International, Inc.	559,700	41,848,770

TOTAL COMMON STOCKS (Cost $1,264,052,905)		1,842,202,360

Select - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

Value

TEMPORARY CASH INVESTMENTS — 0.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $7,025,491), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $6,885,865)	$6,885,838
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $2,652,379), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $2,582,199)	2,582,189
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,903,472), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $1,868,031)	1,868,025

TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,336,052)	11,336,052

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,275,388,957)	1,853,538,412

OTHER ASSETS AND LIABILITIES — (0.2)%	(4,546,327)

TOTAL NET ASSETS — 100.0%	$1,848,992,085

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
14,537,615	GBP for USD	Credit Suisse AG	2/29/12	$22,903,511	$(108,532)

(Value on Settlement Date $22,794,979)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Select - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Select - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$1,718,508,549	—	—
Foreign Common Stocks	84,319,382	$39,374,429	—
Temporary Cash Investments	—	11,336,052	—

Total Value of Investment Securities	$1,802,827,931	$50,710,481	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(108,532)	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,278,739,351
Gross tax appreciation of investments	$587,364,568
Gross tax depreciation of investments	(12,565,507)
Net tax appreciation (depreciation) of investments	$574,799,061

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Growth Fund

January 31, 2012

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.4%

AEROSPACE AND DEFENSE — 1.9%
Astronics Corp.(1)	20,584	$685,653
Triumph Group, Inc.	107,161	6,705,064

		7,390,717

AIR FREIGHT AND LOGISTICS — 0.2%
Forward Air Corp.	25,061	877,135

AIRLINES — 0.2%
Allegiant Travel Co.(1)	11,416	627,538

AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc.(1)	329,338	3,971,816
Tenneco, Inc.(1)	34,231	1,098,815

		5,070,631

BIOTECHNOLOGY — 4.6%
Achillion Pharmaceuticals, Inc.(1)	32,477	360,170
Acorda Therapeutics, Inc.(1)	26,496	676,443
Alkermes plc(1)	66,565	1,252,088
ARIAD Pharmaceuticals, Inc.(1)	93,965	1,385,984
Cepheid, Inc.(1)	42,909	1,890,570
Cubist Pharmaceuticals, Inc.(1)	41,230	1,683,009
Exelixis, Inc.(1)	97,355	517,929
Halozyme Therapeutics, Inc.(1)	60,899	643,093
ImmunoGen, Inc.(1)	39,531	558,178
Incyte Corp. Ltd.(1)	62,600	1,108,020
InterMune, Inc.(1)	18,013	270,195
Ironwood Pharmaceuticals, Inc.(1)	37,887	568,305
Isis Pharmaceuticals, Inc.(1)	70,309	573,721
Medivation, Inc.(1)	22,494	1,246,392
Momenta Pharmaceuticals, Inc.(1)	34,224	536,974
NPS Pharmaceuticals, Inc.(1)	65,910	506,189
Onyx Pharmaceuticals, Inc.(1)	44,290	1,813,232
PDL BioPharma, Inc.	86,776	554,499
Seattle Genetics, Inc.(1)	67,205	1,272,191
Theravance, Inc.(1)	39,286	696,934

		18,114,116

BUILDING PRODUCTS — 0.3%
Apogee Enterprises, Inc.	95,816	1,317,470

CAPITAL MARKETS — 1.1%
HFF, Inc., Class A(1)	100,352	1,415,967
Triangle Capital Corp.	118,106	2,300,705
WisdomTree Investments, Inc.(1)	95,363	546,430

		4,263,102

CHEMICALS — 1.6%
Balchem Corp.	14,916	564,421
Flotek Industries, Inc.(1)	152,886	1,794,882
H.B. Fuller Co.	52,897	1,513,912

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Koppers Holdings, Inc.	20,694	$786,165
NewMarket Corp.	8,658	1,871,773

		6,531,153

COMMERCIAL BANKS — 2.8%
Banco Latinoamericano de Comercio Exterior SA E Shares	51,647	955,986
Bryn Mawr Bank Corp.	23,390	470,373
Cardinal Financial Corp.	43,644	489,249
Cathay General Bancorp.	92,322	1,453,148
Columbia Banking System, Inc.	45,941	964,761
Home Bancshares, Inc.	78,897	2,056,056
Pinnacle Financial Partners, Inc.(1)	48,838	822,432
Signature Bank(1)	31,990	1,860,219
Texas Capital Bancshares, Inc.(1)	63,696	2,020,437

		11,092,661

COMMERCIAL SERVICES AND SUPPLIES — 1.6%
Brink's Co. (The)	33,489	944,055
Deluxe Corp.	78,969	2,019,237
G&K Services, Inc., Class A	59,800	1,965,028
Team, Inc.(1)	45,938	1,340,930

		6,269,250

COMMUNICATIONS EQUIPMENT — 2.1%
Aruba Networks, Inc.(1)	77,744	1,724,362
InterDigital, Inc.	19,403	724,120
Netgear, Inc.(1)	61,035	2,430,414
Procera Networks, Inc.(1)	94,661	1,593,145
Sycamore Networks, Inc.(1)	74,955	1,455,626
Tessco Technologies, Inc.	23,287	414,974

		8,342,641

COMPUTERS AND PERIPHERALS — 0.3%
Electronics for Imaging, Inc.(1)	25,024	429,412
Synaptics, Inc.(1)	24,461	937,101

		1,366,513

CONSTRUCTION AND ENGINEERING — 0.3%
Dycom Industries, Inc.(1)	59,509	1,271,707

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	42,199	1,241,073

CONSUMER FINANCE — 0.3%
World Acceptance Corp.(1)	18,866	1,202,141

DIVERSIFIED CONSUMER SERVICES — 1.0%
Sotheby's	53,391	1,790,200
Steiner Leisure, Ltd.(1)	47,547	2,347,871

		4,138,071

DIVERSIFIED FINANCIAL SERVICES — 0.7%
MarketAxess Holdings, Inc.	88,953	2,761,991

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Premiere Global Services, Inc.(1)	161,477	$1,420,998

ELECTRICAL EQUIPMENT — 0.3%
Franklin Electric Co., Inc.	23,822	1,192,529

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.2%
Cognex Corp.	97,573	4,054,158
FARO Technologies, Inc.(1)	22,674	1,230,745
Littelfuse, Inc.	38,262	1,940,266
OSI Systems, Inc.(1)	31,259	1,679,546

		8,904,715

ENERGY EQUIPMENT AND SERVICES — 3.7%
Basic Energy Services, Inc.(1)	148,357	2,671,909
Complete Production Services, Inc.(1)	85,004	2,864,635
Hornbeck Offshore Services, Inc.(1)	81,680	2,670,119
Mitcham Industries, Inc.(1)	113,169	2,485,191
Newpark Resources, Inc.(1)	158,828	1,292,860
Pioneer Drilling Co.(1)	299,003	2,667,107

		14,651,821

FOOD AND STAPLES RETAILING — 1.0%
Andersons, Inc. (The)	77,053	3,124,499
PriceSmart, Inc.	13,894	926,035

		4,050,534

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.6%
Abaxis, Inc.(1)	16,424	444,762
Align Technology, Inc.(1)	43,704	1,029,666
Arthrocare Corp.(1)	19,671	608,031
Cyberonics, Inc.(1)	19,787	643,078
DexCom, Inc.(1)	49,554	543,607
Haemonetics Corp.(1)	18,163	1,179,868
HeartWare International, Inc.(1)	8,846	612,409
Insulet Corp.(1)	33,579	653,783
Integra LifeSciences Holdings Corp.(1)	15,468	456,615
MAKO Surgical Corp.(1)	22,547	806,732
Masimo Corp.(1)	38,815	830,641
Meridian Bioscience, Inc.	29,397	512,684
Neogen Corp.(1)	15,132	492,849
NuVasive, Inc.(1)	29,620	459,110
NxStage Medical, Inc.(1)	32,188	577,453
Orthofix International NV(1)	13,343	535,721
STERIS Corp.	42,281	1,271,813
Volcano Corp.(1)	36,473	1,023,068
West Pharmaceutical Services, Inc.	13,382	541,703
Zoll Medical Corp.(1)	15,273	1,047,422

		14,271,015

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Accretive Health, Inc.(1)	27,524	$738,469
Air Methods Corp.(1)	7,837	660,659
Bio-Reference Labs, Inc.(1)	19,701	381,214
Centene Corp.(1)	21,962	992,682
Chemed Corp.	14,083	790,620
HMS Holdings Corp.(1)	58,461	1,929,798
IPC The Hospitalist Co., Inc.(1)	12,058	406,234
Landauer, Inc.	6,939	394,274
MWI Veterinary Supply, Inc.(1)	8,654	679,426
Owens & Minor, Inc.	36,522	1,110,634
PSS World Medical, Inc.(1)	40,038	971,722
WellCare Health Plans, Inc.(1)	29,892	1,786,346

		10,842,078

HEALTH CARE TECHNOLOGY — 0.8%
athenahealth, Inc.(1)	23,245	1,352,394
Computer Programs & Systems, Inc.	8,155	466,874
MedAssets, Inc.(1)	28,454	300,474
Quality Systems, Inc.	27,692	1,123,188

		3,242,930

HOTELS, RESTAURANTS AND LEISURE — 2.6%
AFC Enterprises, Inc.(1)	50,112	844,387
Ameristar Casinos, Inc.	26,246	513,372
Cedar Fair LP	92,210	2,388,239
Jack in the Box, Inc.(1)	25,705	544,946
Marcus Corp.	93,449	1,131,667
Papa John's International, Inc.(1)	61,604	2,386,539
Ruth's Hospitality Group, Inc.(1)	138,015	854,313
Shuffle Master, Inc.(1)	116,454	1,490,611

		10,154,074

HOUSEHOLD DURABLES — 2.5%
iRobot Corp.(1)	31,454	1,039,240
Tempur-Pedic International, Inc.(1)	120,136	8,014,273
Zagg, Inc.(1)	94,982	947,920

		10,001,433

INDUSTRIAL CONGLOMERATES — 1.5%
Raven Industries, Inc.	75,403	4,892,901
Standex International Corp.	23,760	952,538

		5,845,439

INSURANCE — 1.4%
AMERISAFE, Inc.(1)	71,020	1,745,671
Amtrust Financial Services, Inc.	99,615	2,583,017
Employers Holdings, Inc.	24,531	440,577
RLI Corp.	13,287	947,629

		5,716,894

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

INTERNET AND CATALOG RETAIL — 0.2%
priceline.com, Inc.(1)	1,769	$936,650

INTERNET SOFTWARE AND SERVICES — 5.7%
Dice Holdings, Inc.(1)	202,605	1,918,669
Internap Network Services Corp.(1)	60,205	403,976
j2 Global, Inc.	61,331	1,653,484
Keynote Systems, Inc.	123,777	2,422,316
KIT Digital, Inc.(1)	76,417	827,596
Liquidity Services, Inc.(1)	18,910	652,584
LogMeIn, Inc.(1)	13,903	553,756
Perficient, Inc.(1)	135,569	1,508,883
Rackspace Hosting, Inc.(1)	35,092	1,523,344
SciQuest, Inc.(1)	24,336	356,036
SPS Commerce, Inc.(1)	20,006	504,751
Stamps.com, Inc.(1)	87,778	2,721,996
ValueClick, Inc.(1)	219,631	3,830,365
Vocus, Inc.(1)	114,331	2,626,183
Web.com Group, Inc.(1)	78,238	1,001,446

		22,505,385

IT SERVICES — 2.0%
Cardtronics, Inc.(1)	81,998	2,095,049
ExlService Holdings, Inc.(1)	21,639	522,365
Heartland Payment Systems, Inc.	124,474	2,987,376
MAXIMUS, Inc.	50,094	2,255,733

		7,860,523

LEISURE EQUIPMENT AND PRODUCTS — 2.2%
Polaris Industries, Inc.	106,247	6,842,307
Sturm Ruger & Co., Inc.	44,613	1,768,905

		8,611,212

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Luminex Corp.(1)	26,937	530,659
PAREXEL International Corp.(1)	37,826	911,607
Sequenom, Inc.(1)	53,755	231,684

		1,673,950

MACHINERY — 8.6%
Altra Holdings, Inc.(1)	32,533	624,308
Blount International, Inc.(1)	128,022	2,102,121
CLARCOR, Inc.	66,532	3,420,410
EnPro Industries, Inc.(1)	21,606	762,908
Flow International Corp.(1)	179,189	675,543
Greenbrier Cos., Inc.(1)	76,115	1,693,559
Lindsay Corp.	53,163	3,249,854
Middleby Corp.(1)	21,005	2,019,631
NN, Inc.(1)	243,834	1,904,344
Robbins & Myers, Inc.	82,228	3,992,992
Sauer-Danfoss, Inc.(1)	120,263	6,061,255
Titan International, Inc.	296,053	7,146,719

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Twin Disc, Inc.	21,853	$675,913

		34,329,557

MEDIA — 0.5%
Sinclair Broadcast Group, Inc., Class A	169,413	2,080,392

METALS AND MINING — 1.4%
AK Steel Holding Corp.	193,545	1,827,065
Allied Nevada Gold Corp.(1)	24,166	868,284
Haynes International, Inc.	46,541	2,827,831

		5,523,180

OIL, GAS AND CONSUMABLE FUELS — 4.8%
Berry Petroleum Co., Class A	27,105	1,219,996
Crosstex Energy LP	26,234	442,567
CVR Energy, Inc.(1)	55,601	1,386,689
Goodrich Petroleum Corp.(1)	75,719	1,306,910
Gulfport Energy Corp.(1)	121,316	3,987,657
Rosetta Resources, Inc.(1)	75,645	3,630,203
Stone Energy Corp.(1)	100,515	2,819,446
Tesoro Logistics LP	19,000	630,420
W&T Offshore, Inc.	76,285	1,648,519
Western Refining, Inc.	119,445	1,974,426

		19,046,833

PAPER AND FOREST PRODUCTS — 1.9%
Buckeye Technologies, Inc.	129,981	4,358,263
KapStone Paper and Packaging Corp.(1)	192,798	3,366,253

		7,724,516

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	21,872	1,092,506

PHARMACEUTICALS — 2.2%
Auxilium Pharmaceuticals, Inc.(1)	33,763	670,871
Impax Laboratories, Inc.(1)	42,222	796,729
Jazz Pharmaceuticals plc(1)	15,235	708,427
Medicis Pharmaceutical Corp., Class A	36,825	1,218,539
Nektar Therapeutics(1)	56,651	354,069
Optimer Pharmaceuticals, Inc.(1)	32,589	422,679
Par Pharmaceutical Cos., Inc.(1)	18,108	653,880
Questcor Pharmaceuticals, Inc.(1)	36,911	1,307,757
Salix Pharmaceuticals Ltd.(1)	40,265	1,940,773
VIVUS, Inc.(1)	64,477	769,211

		8,842,935

PROFESSIONAL SERVICES — 1.1%
Advisory Board Co. (The)(1)	21,052	1,605,847
Kelly Services, Inc., Class A	35,875	579,740
On Assignment, Inc.(1)	116,940	1,310,897
TrueBlue, Inc.(1)	56,969	940,558

		4,437,042

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Ashford Hospitality Trust, Inc.	27,113	$244,288
Cedar Realty Trust, Inc.	81,939	408,876
Post Properties, Inc.	24,909	1,113,183
Sovran Self Storage, Inc.	35,155	1,635,411

		3,401,758

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.5%
Cavium Networks, Inc.(1)	32,014	1,028,930
CEVA, Inc.(1)	100,117	2,704,160
Cirrus Logic, Inc.(1)	77,862	1,590,721
Entegris, Inc.(1)	172,408	1,651,669
Photronics, Inc.(1)	213,190	1,462,483
Semtech Corp.(1)	75,938	2,164,233
Silicon Motion Technology Corp. ADR(1)	81,170	1,751,649
Skyworks Solutions, Inc.(1)	117,901	2,544,303
Ultratech, Inc.(1)	97,499	2,851,846

		17,749,994

SOFTWARE — 6.2%
ACI Worldwide, Inc.(1)	14,360	436,257
Actuate Corp.(1)	167,418	964,328
Allot Communications Ltd.(1)	133,719	2,107,411
Bottomline Technologies, Inc.(1)	32,706	894,182
BroadSoft, Inc.(1)	33,439	932,279
Clicksoftware Technologies Ltd.	112,831	1,209,548
Fortinet, Inc.(1)	47,319	1,079,346
Glu Mobile, Inc.(1)	98,673	331,541
Kenexa Corp.(1)	202,972	4,875,388
Mitek Systems, Inc.(1)	142,634	1,249,474
NetScout Systems, Inc.(1)	64,893	1,340,689
Opnet Technologies, Inc.	50,879	1,803,661
PROS Holdings, Inc.(1)	125,860	2,041,449
Taleo Corp., Class A(1)	47,169	1,698,556
TIBCO Software, Inc.(1)	85,917	2,239,856
Ultimate Software Group, Inc.(1)	21,472	1,431,968

		24,635,933

SPECIALTY RETAIL — 4.8%
America's Car-Mart, Inc.(1)	31,685	1,202,129
Big 5 Sporting Goods Corp.	39,966	317,330
Buckle, Inc. (The)	30,959	1,350,741
Build-A-Bear Workshop, Inc.(1)	72,339	591,010
Cost Plus, Inc.(1)	85,765	1,162,116
DSW, Inc., Class A	15,468	772,936
Genesco, Inc.(1)	43,833	2,676,881
GNC Holdings, Inc. Class A(1)	33,362	917,788
Lithia Motors, Inc., Class A	293,665	6,522,300
Tractor Supply Co.	44,745	3,614,054

		19,127,285

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

TEXTILES, APPAREL AND LUXURY GOODS — 2.8%
Carter's, Inc.(1)	27,899	$1,169,526
Deckers Outdoor Corp.(1)	9,372	757,726
G-III Apparel Group Ltd.(1)	69,585	1,588,626
Iconix Brand Group, Inc.(1)	233,825	4,304,718
Oxford Industries, Inc.	46,343	2,360,249
True Religion Apparel, Inc.(1)	31,585	1,144,640

		11,325,485

THRIFTS AND MORTGAGE FINANCE — 0.6%
Berkshire Hills Bancorp, Inc.	36,059	815,655
BofI Holding, Inc.(1)	50,141	837,856
Rockville Financial, Inc.	62,821	683,492

		2,337,003

TRADING COMPANIES AND DISTRIBUTORS — 5.0%
Applied Industrial Technologies, Inc.	38,774	1,495,901
Beacon Roofing Supply, Inc.(1)	97,618	2,231,548
DXP Enterprises, Inc.(1)	43,281	1,459,868
H&E Equipment Services, Inc.(1)	110,196	1,872,230
Rush Enterprises, Inc., Class A(1)	69,845	1,607,133
SeaCube Container Leasing Ltd.	65,714	1,014,624
TAL International Group, Inc.	24,120	803,437
Titan Machinery, Inc.(1)	162,924	4,030,740
United Rentals, Inc.(1)	135,878	5,195,975

		19,711,456

TOTAL COMMON STOCKS (Cost $307,300,821)		395,125,965

TEMPORARY CASH INVESTMENTS — 0.4%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $1,138,043), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $1,115,427)		1,115,423
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $429,653), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $418,285)		418,283
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $308,339), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $302,598)		302,597

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,836,303)		1,836,303

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $309,137,124)		396,962,268

OTHER ASSETS AND LIABILITIES — 0.2%		666,882

TOTAL NET ASSETS — 100.0%		$397,629,150

Notes to Schedule of Investments

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

ADR	-	American Depositary Receipt

(1)		Non-income producing.

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$395,125,965	—	—
Temporary Cash Investments	—	$1,836,303	—

Total Value of Investment Securities	$395,125,965	$1,836,303	—

Small Cap Growth - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$313,159,029
Gross tax appreciation of investments	$90,565,949
Gross tax depreciation of investments	(6,762,710)
Net tax appreciation (depreciation) of investments	$83,803,239

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

January 31, 2012

Ultra - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 1.7%
General Dynamics Corp.	1,539,583	$106,477,560

AUTO COMPONENTS — 0.5%
Gentex Corp.	1,077,000	28,938,990

BEVERAGES — 1.0%
Coca-Cola Co. (The)	949,000	64,085,970

BIOTECHNOLOGY — 4.4%
Alexion Pharmaceuticals, Inc.(1)	615,000	47,207,400
Celgene Corp.(1)	863,000	62,740,100
Gilead Sciences, Inc.(1)	3,297,000	161,025,480

		270,972,980

CHEMICALS — 4.1%
Ecolab, Inc.	1,034,167	62,505,054
Monsanto Co.	1,550,000	127,177,500
Potash Corp. of Saskatchewan, Inc.	1,366,000	63,846,840

		253,529,394

COMMUNICATIONS EQUIPMENT — 2.7%
Cisco Systems, Inc.	1,036,000	20,336,680
QUALCOMM, Inc.	2,538,000	149,285,160

		169,621,840

COMPUTERS AND PERIPHERALS — 9.6%
Apple, Inc.(1)	1,085,000	495,280,800
EMC Corp.(1)	3,843,000	98,995,680

		594,276,480

CONSUMER FINANCE — 0.8%
American Express Co.	936,000	46,931,040

DIVERSIFIED FINANCIAL SERVICES — 1.8%
CME Group, Inc.	270,000	64,667,700
JPMorgan Chase & Co.	1,282,000	47,818,600

		112,486,300

ELECTRICAL EQUIPMENT — 4.9%
ABB Ltd.(1)	1,756,000	36,665,204
ABB Ltd. ADR(1)	2,431,000	50,637,730
Cooper Industries plc	1,317,000	77,861,040
Emerson Electric Co.	2,221,000	114,114,980
Polypore International, Inc.(1)	747,000	28,445,760

		307,724,714

ENERGY EQUIPMENT AND SERVICES — 2.7%
Core Laboratories NV	215,000	22,839,450
Schlumberger Ltd.	1,911,000	143,649,870

		166,489,320

Ultra - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

FOOD AND STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	1,612,000	$132,619,240

FOOD PRODUCTS — 2.8%
Hershey Co. (The)	864,000	52,773,120
Mead Johnson Nutrition Co.	731,000	54,159,790
Nestle SA	1,207,000	69,168,115

		176,101,025

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.2%
HeartWare International, Inc.(1)	161,000	11,146,030
Intuitive Surgical, Inc.(1)	275,000	126,475,250
MAKO Surgical Corp.(1)	418,000	14,956,040
St. Jude Medical, Inc.	1,492,000	62,231,320
Varian Medical Systems, Inc.(1)	684,000	45,055,080

		259,863,720

HEALTH CARE PROVIDERS AND SERVICES — 3.5%
Express Scripts, Inc.(1)	2,643,000	135,215,880
UnitedHealth Group, Inc.	1,600,000	82,864,000

		218,079,880

HOTELS, RESTAURANTS AND LEISURE — 4.0%
Chipotle Mexican Grill, Inc.(1)	82,000	30,117,780
McDonald's Corp.	1,179,000	116,779,950
Starbucks Corp.	2,064,000	98,927,520

		245,825,250

INSURANCE — 1.0%
MetLife, Inc.	1,751,000	61,862,830

INTERNET AND CATALOG RETAIL — 3.7%
Amazon.com, Inc.(1)	846,000	164,496,240
Netflix, Inc.(1)	554,000	66,590,800

		231,087,040

INTERNET SOFTWARE AND SERVICES — 6.1%
Baidu, Inc. ADR(1)	505,000	64,397,600
Google, Inc., Class A(1)	469,000	272,071,590
Tencent Holdings Ltd.	1,835,000	44,885,369

		381,354,559

IT SERVICES — 2.4%
MasterCard, Inc., Class A	301,000	107,026,570
Teradata Corp.(1)	748,000	40,062,880

		147,089,450

LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Hasbro, Inc.	1,456,000	50,828,960

MACHINERY — 6.0%
Cummins, Inc.	575,000	59,800,000
Donaldson Co., Inc.	513,000	37,089,900
Joy Global, Inc.	1,253,000	113,634,570

Ultra - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Parker-Hannifin Corp.	1,062,000	$85,682,160
WABCO Holdings, Inc.(1)	940,000	48,739,000
Wabtec Corp.	441,000	30,336,390

		375,282,020

METALS AND MINING — 1.9%
BHP Billiton Ltd. ADR	479,000	38,051,760
Freeport-McMoRan Copper & Gold, Inc.	1,713,000	79,157,730

		117,209,490

OIL, GAS AND CONSUMABLE FUELS — 6.4%
Cimarex Energy Co.	526,000	30,707,880
EOG Resources, Inc.	356,000	37,785,840
Exxon Mobil Corp.	2,060,000	172,504,400
Newfield Exploration Co.(1)	752,000	28,433,120
Occidental Petroleum Corp.	1,071,000	106,853,670
Southwestern Energy Co.(1)	796,000	24,787,440

		401,072,350

PERSONAL PRODUCTS — 1.3%
Estee Lauder Cos., Inc. (The), Class A	1,416,000	82,028,880

PHARMACEUTICALS — 0.5%
Teva Pharmaceutical Industries Ltd. ADR	619,000	27,935,470

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Altera Corp.	1,905,000	75,799,950
Linear Technology Corp.	2,441,000	81,334,120
Microchip Technology, Inc.	1,721,000	63,522,110

		220,656,180

SOFTWARE — 6.5%
Adobe Systems, Inc.(1)	1,703,000	52,707,850
Electronic Arts, Inc.(1)	4,408,000	81,856,560
Microsoft Corp.	934,000	27,581,020
NetSuite, Inc.(1)	361,000	15,118,680
Oracle Corp.	4,017,000	113,279,400
Salesforce.com, Inc.(1)	539,000	62,955,200
VMware, Inc., Class A(1)	583,000	53,210,410

		406,709,120

SPECIALTY RETAIL — 3.6%
O'Reilly Automotive, Inc.(1)	763,000	62,192,130
Tiffany & Co.	1,155,000	73,689,000
TJX Cos., Inc. (The)	1,308,000	89,127,120

		225,008,250

TEXTILES, APPAREL AND LUXURY GOODS — 1.7%
NIKE, Inc., Class B	1,010,000	105,029,900

TOBACCO — 2.5%
Philip Morris International, Inc.	2,055,000	153,652,350

Ultra - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

		Value

TOTAL COMMON STOCKS (Cost $3,816,769,410)		6,140,830,552

TEMPORARY CASH INVESTMENTS — 1.1%

FHLB, Discount Notes, 0.00%, 2/1/12(2)	60,000,000	$60,000,000
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $4,715,828), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $4,622,105)		4,622,087
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,780,397), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $1,733,289)		1,733,282
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,277,697), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $1,253,907)		1,253,903

TOTAL TEMPORARY CASH INVESTMENTS (Cost $67,609,272)		67,609,272

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,884,378,682)		6,208,439,824

OTHER ASSETS AND LIABILITIES — 0.2%		14,627,627

TOTAL NET ASSETS — 100.0%		$6,223,067,451

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

79,303,480	CHF for USD	Credit Suisse AG	2/29/12	$86,183,994	$15,441

(Value on Settlement Date $86,199,435)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
FHLB	-	Federal Home Loan Bank
USD	-	United States Dollar

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Ultra - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Ultra - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$5,722,403,014	—	—
Foreign Common Stocks	267,708,850	$150,718,688	—
Temporary Cash Investments	—	67,609,272	—

Total Value of Investment Securities	$5,990,111,864	$218,327,960	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$15,441	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,943,125,850
Gross tax appreciation of investments	$2,363,183,017
Gross tax depreciation of investments	(97,869,043)
Net tax appreciation (depreciation) of investments	$2,265,313,974

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot Fund

January 31, 2012

Veedot - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 2.2%
General Dynamics Corp.	11,600	$802,256
Lockheed Martin Corp.	10,877	895,395

		1,697,651

AIR FREIGHT AND LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	11,220	772,385

AUTO COMPONENTS — 0.4%
Tenneco, Inc.(1)	10,109	324,499

BEVERAGES — 2.1%
Coca-Cola Enterprises, Inc.	28,284	757,728
Dr Pepper Snapple Group, Inc.	21,805	846,470

		1,604,198

BIOTECHNOLOGY — 0.4%
Medivation, Inc.(1)	5,599	310,241

CHEMICALS — 2.1%
International Flavors & Fragrances, Inc.	13,982	780,336
Olin Corp.	37,087	823,331

		1,603,667

COMMERCIAL BANKS — 1.6%
Banco Latinoamericano de Comercio Exterior SA E Shares	24,402	451,681
Regions Financial Corp.	147,031	767,502

		1,219,183

COMMERCIAL SERVICES AND SUPPLIES — 2.0%
Pitney Bowes, Inc.	36,027	683,432
Republic Services, Inc.	27,166	795,421

		1,478,853

COMPUTERS AND PERIPHERALS — 0.3%
Lexmark International, Inc., Class A	6,304	220,010

CONSTRUCTION MATERIALS — 1.1%
Cemex SAB de CV ADR(1)	119,531	814,006

CONTAINERS AND PACKAGING — 1.0%
Packaging Corp. of America	27,013	760,146

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
BCE, Inc.	5,399	220,279
Telefonos de Mexico SAB de CV ADR(1)	51,364	798,710
TELUS Corp.	16,420	880,441

		1,899,430

ELECTRIC UTILITIES — 2.7%
CPFL Energia SA ADR	28,475	844,284
MGE Energy, Inc.	9,326	418,364

Veedot - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

UniSource Energy Corp.	20,055	$747,249

		2,009,897

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.1%
Brightpoint, Inc.(1)	49,328	578,124
Fabrinet(1)	15,283	251,711
Flextronics International Ltd.(1)	112,805	774,970

		1,604,805

ENERGY EQUIPMENT AND SERVICES — 1.0%
Nabors Industries Ltd.(1)	42,503	791,406

FOOD AND STAPLES RETAILING — 5.8%
Costco Wholesale Corp.	9,792	805,588
Kroger Co. (The)	36,384	864,484
Wal-Mart Stores, Inc.	31,500	1,932,840
Walgreen Co.	24,000	800,640

		4,403,552

FOOD PRODUCTS — 1.4%
General Mills, Inc.	18,575	739,842
McCormick & Co., Inc.	6,079	307,233

		1,047,075

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.3%
Baxter International, Inc.	16,009	888,179
Becton Dickinson and Co.	9,817	769,751
Medtronic, Inc.	21,281	820,808

		2,478,738

HEALTH CARE PROVIDERS AND SERVICES — 4.1%
AmerisourceBergen Corp.	20,388	794,520
Cardinal Health, Inc.	20,758	893,217
Chemed Corp.	10,654	598,115
McKesson Corp.	9,951	813,196

		3,099,048

HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs & Systems, Inc.	14,487	829,381

HOTELS, RESTAURANTS AND LEISURE — 3.8%
Buffalo Wild Wings, Inc.(1)	5,422	360,888
Cedar Fair LP	34,093	883,009
Darden Restaurants, Inc.	8,200	376,134
Home Inns & Hotels Management, Inc. ADR(1)	23,469	692,101
MGM Resorts International(1)	43,116	562,664

		2,874,796

HOUSEHOLD PRODUCTS — 1.0%
Kimberly-Clark Corp.	10,607	759,037

Veedot - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Co.	7,894	$147,697

INSURANCE — 4.2%
Fidelity National Financial, Inc. Class A	48,382	880,068
Genworth Financial, Inc., Class A(1)	17,500	134,925
Hartford Financial Services Group, Inc.	3,649	63,930
Maiden Holdings Ltd.	22,032	205,338
Principal Financial Group, Inc.	21,954	599,564
Protective Life Corp.	31,662	791,867
Unum Group	21,455	489,818

		3,165,510

INTERNET SOFTWARE AND SERVICES — 1.2%
VeriSign, Inc.	23,870	884,622

IT SERVICES — 3.6%
CACI International, Inc., Class A(1)	6,544	384,067
Gartner, Inc.(1)	13,182	499,729
ManTech International Corp., Class A	10,279	361,307
Paychex, Inc.	25,354	798,651
TeleTech Holdings, Inc.(1)	41,008	695,496

		2,739,250

LEISURE EQUIPMENT AND PRODUCTS — 1.0%
Hasbro, Inc.	20,650	720,891

LIFE SCIENCES TOOLS AND SERVICES — 1.0%
Bio-Rad Laboratories, Inc. Class A(1)	7,802	792,371

MACHINERY — 1.1%
Toro Co. (The)	13,515	856,716

MEDIA — 0.8%
Cablevision Systems Corp., Class A	42,964	625,126

METALS AND MINING — 1.1%
Cliffs Natural Resources, Inc.	11,776	850,816

MULTI-UTILITIES — 3.7%
MDU Resources Group, Inc.	36,228	774,555
SCANA Corp.	10,195	457,042
TECO Energy, Inc.	42,515	767,396
Xcel Energy, Inc.	31,084	826,834

		2,825,827

MULTILINE RETAIL — 1.9%
Kohl's Corp.	14,796	680,468
Target Corp.	14,982	761,235

		1,441,703

OFFICE ELECTRONICS — 0.9%
Canon, Inc. ADR	16,674	714,481

OIL, GAS AND CONSUMABLE FUELS — 10.2%
Alliance Holdings GP LP	14,946	799,611

Veedot - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Alliance Resource Partners LP	10,339	$820,400
Boardwalk Pipeline Partners LP	25,628	706,051
BreitBurn Energy Partners LP	38,262	761,796
Cimarex Energy Co.	11,701	683,104
Enbridge Energy Partners LP	20,327	658,392
Energy Transfer Equity LP	19,610	838,328
Enerplus Corp.	27,576	656,860
Genesis Energy LP	31,563	887,236
Martin Midstream Partners LP	6,109	220,657
Permian Basin Royalty Trust	37,257	750,729

		7,783,164

PHARMACEUTICALS — 7.6%
Abbott Laboratories	17,218	932,355
AstraZeneca plc ADR	18,362	884,130
Dr Reddy's Laboratories Ltd. ADR	22,826	779,508
Eli Lilly & Co.	25,000	993,500
GlaxoSmithKline plc ADR	16,731	745,199
Jazz Pharmaceuticals plc(1)	11,481	533,866
Merck & Co., Inc.	22,715	869,076

		5,737,634

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.5%
American Capital Agency Corp.	26,202	768,243
Capstead Mortgage Corp.	56,124	726,806
Piedmont Office Realty Trust, Inc., Class A	33,828	626,494
PS Business Parks, Inc.	7,483	464,993
Realty Income Corp.	2,097	76,331

		2,662,867

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	48,970	689,498

SOFTWARE — 3.7%
Activision Blizzard, Inc.	60,961	752,259
FactSet Research Systems, Inc.	8,579	757,697
Microsoft Corp.	26,764	790,341
Red Hat, Inc.(1)	10,846	502,929

		2,803,226

SPECIALTY RETAIL — 3.5%
Buckle, Inc. (The)	18,804	820,418
Dick's Sporting Goods, Inc.	16,629	685,281
Kirkland's, Inc.(1)	27,380	409,879
Rue21, Inc.(1)	31,686	767,118

		2,682,696

THRIFTS AND MORTGAGE FINANCE — 1.0%
Hudson City Bancorp., Inc.	106,890	719,370

TOBACCO — 1.2%
Philip Morris International, Inc.	12,388	926,251

Veedot - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
China Mobile Ltd. ADR	15,456	$789,492
NTT DoCoMo, Inc. ADR	43,402	771,688
Telephone & Data Systems, Inc.	24,326	639,778
Vodafone Group plc ADR	26,237	710,760

		2,911,718

TOTAL COMMON STOCKS (Cost $71,883,449)		75,283,438

TEMPORARY CASH INVESTMENTS — 0.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $307,112), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $301,008)		301,007
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $115,946), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $112,878)		112,878
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $83,208), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $81,659)		81,659

TOTAL TEMPORARY CASH INVESTMENTS (Cost $495,544)		495,544

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $72,378,993)		75,778,982

OTHER ASSETS AND LIABILITIES — 0.3%		197,240

TOTAL NET ASSETS — 100.0%		$75,976,222

Geographic Diversification

(as a % of net assets)

United States	80.7%
United Kingdom	3.1%
Canada	2.3%
Mexico	2.1%
Japan	2.0%
Bermuda	1.3%
Brazil	1.1%
Hong Kong	1.1%
India	1.0%
Singapore	1.0%
People's Republic of China	0.9%
Taiwan (Republic of China)	0.9%
Ireland	0.7%
Panama	0.6%
Cayman Islands	0.3%
Cash and Equivalents*	0.9%

*	Includes temporary cash investments and other assets and liabilities.

Veedot - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

Veedot - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Veedot - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$61,283,029	—	—
Foreign Common Stocks	14,000,409	—	—
Temporary Cash Investments	—	$495,544	—

Total Value of Investment Securities	$75,283,438	$495,544	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$72,379,570
Gross tax appreciation of investments	$4,574,029
Gross tax depreciation of investments	(1,174,617)
Net tax appreciation (depreciation) of investments	$3,399,412

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VistaSM Fund

January 31, 2012

Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.6%

AEROSPACE AND DEFENSE — 3.9%
BE Aerospace, Inc.(1)	568,000	$23,969,600
Spirit Aerosystems Holdings, Inc. Class A(1)	301,000	6,844,740
TransDigm Group, Inc.(1)	232,000	24,250,960

		55,065,300

AUTO COMPONENTS — 1.2%
BorgWarner, Inc.(1)	232,000	17,314,160

BIOTECHNOLOGY — 2.3%
Alexion Pharmaceuticals, Inc.(1)	323,000	24,793,480
Cepheid, Inc.(1)	196,000	8,635,760

		33,429,240

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.(1)	118,000	11,860,180
KKR & Co. LP	863,000	12,064,740

		23,924,920

CHEMICALS — 4.4%
Airgas, Inc.	259,000	20,442,870
Albemarle Corp.	228,000	14,662,680
Celanese Corp.	134,000	6,527,140
FMC Corp.	141,000	13,067,880
Rockwood Holdings, Inc.(1)	147,000	7,423,500

		62,124,070

COMMERCIAL BANKS — 0.8%
Comerica, Inc.	170,000	4,703,900
East West Bancorp., Inc.	329,000	7,224,840

		11,928,740

COMMERCIAL SERVICES AND SUPPLIES — 2.0%
Clean Harbors, Inc.(1)	219,000	13,895,550
Stericycle, Inc.(1)	169,000	14,199,380

		28,094,930

CONSTRUCTION AND ENGINEERING — 0.5%
Quanta Services, Inc.(1)	327,000	7,063,200

CONSUMER FINANCE — 1.6%
Discover Financial Services	568,000	15,438,240
First Cash Financial Services, Inc.(1)	179,000	7,204,750

		22,642,990

CONTAINERS AND PACKAGING — 1.6%
Crown Holdings, Inc.(1)	372,000	13,418,040
Rock-Tenn Co., Class A	147,000	9,093,420

		22,511,460

Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.5%
Apollo Group, Inc., Class A(1)	131,000	$6,865,710

DIVERSIFIED FINANCIAL SERVICES — 0.5%
McGraw-Hill Cos., Inc. (The)	153,000	7,038,000

ELECTRICAL EQUIPMENT — 0.9%
Polypore International, Inc.(1)	336,000	12,794,880

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Trimble Navigation Ltd.(1)	342,000	16,015,860

ENERGY EQUIPMENT AND SERVICES — 5.4%
Atwood Oceanics, Inc.(1)	162,000	7,448,760
Core Laboratories NV	95,000	10,091,850
National Oilwell Varco, Inc.	480,000	35,510,400
Oceaneering International, Inc.	238,000	11,564,420
Oil States International, Inc.(1)	145,000	11,555,050

		76,170,480

FOOD AND STAPLES RETAILING — 2.0%
Whole Foods Market, Inc.	387,000	28,649,610

FOOD PRODUCTS — 2.0%
J.M. Smucker Co. (The)	102,000	8,035,560
Mead Johnson Nutrition Co.	285,000	21,115,650

		29,151,210

GAS UTILITIES — 0.9%
ONEOK, Inc.	157,000	13,056,120

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.7%
MAKO Surgical Corp.(1)	273,000	9,767,940

HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Catalyst Health Solutions, Inc.(1)	127,000	6,954,520
Centene Corp.(1)	151,000	6,825,200

		13,779,720

HEALTH CARE TECHNOLOGY — 2.1%
SXC Health Solutions Corp.(1)	472,000	29,764,320

HOTELS, RESTAURANTS AND LEISURE — 4.5%
Arcos Dorados Holdings, Inc., Class A	362,000	7,783,000
Bally Technologies, Inc.(1)	176,000	7,430,720
Chipotle Mexican Grill, Inc.(1)	59,000	21,670,110
Domino's Pizza, Inc.(1)	204,000	6,660,600
Las Vegas Sands Corp.(1)	188,000	9,232,680
Panera Bread Co., Class A(1)	76,000	11,267,000

		64,044,110

HOUSEHOLD DURABLES — 0.7%
Tempur-Pedic International, Inc.(1)	143,000	9,539,530

Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	335,000	$15,198,950

INTERNET AND CATALOG RETAIL — 1.2%
priceline.com, Inc.(1)	33,000	17,472,840

INTERNET SOFTWARE AND SERVICES — 2.3%
Baidu, Inc. ADR(1)	162,000	20,658,240
Rackspace Hosting, Inc.(1)	283,000	12,285,030

		32,943,270

IT SERVICES — 5.4%
Alliance Data Systems Corp.(1)	327,000	36,231,600
Cognizant Technology Solutions Corp., Class A(1)	204,000	14,637,000
Teradata Corp.(1)	486,000	26,030,160

		76,898,760

LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Mettler-Toledo International, Inc.(1)	76,000	13,338,000

MACHINERY — 3.9%
Chart Industries, Inc.(1)	244,000	13,605,440
Joy Global, Inc.	307,000	27,841,830
Pall Corp.	121,000	7,221,280
Titan International, Inc.	294,000	7,097,160

		55,765,710

MARINE — 1.5%
Kirby Corp.(1)	318,000	21,232,860

MEDIA — 1.6%
CBS Corp., Class B	793,000	22,584,640

METALS AND MINING — 1.9%
Carpenter Technology Corp.	164,000	8,606,720
Cliffs Natural Resources, Inc.	257,000	18,568,250

		27,174,970

MULTILINE RETAIL — 1.7%
Dollar Tree, Inc.(1)	277,000	23,492,370

OIL, GAS AND CONSUMABLE FUELS — 4.8%
Cabot Oil & Gas Corp.	384,000	12,249,600
Concho Resources, Inc.(1)	214,000	22,825,240
Kodiak Oil & Gas Corp.(1)	483,000	4,380,810
Peabody Energy Corp.	186,000	6,340,740
SandRidge Energy, Inc.(1)	1,673,000	13,015,940
SM Energy Co.	130,000	9,435,400

		68,247,730

PHARMACEUTICALS — 3.3%
Elan Corp. plc ADR(1)	668,000	9,091,480
Perrigo Co.	136,000	13,001,600
Questcor Pharmaceuticals, Inc.(1)	389,000	13,782,270

Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

Shire plc	345,000	$11,449,295

		47,324,645

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Ventas, Inc.	127,000	7,405,370

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.9%
CBRE Group, Inc.(1)	685,000	13,220,500

ROAD AND RAIL — 1.8%
Kansas City Southern(1)	375,000	25,740,000

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
ARM Holdings plc	3,257,000	31,281,875
Avago Technologies Ltd.	348,000	11,811,120
Cypress Semiconductor Corp.(1)	421,000	7,239,095
Xilinx, Inc.	300,000	10,755,000

		61,087,090

SOFTWARE — 5.2%
Cerner Corp.(1)	97,000	5,906,330
Check Point Software Technologies Ltd.(1)	480,000	27,019,200
Citrix Systems, Inc.(1)	310,000	20,215,100
NetSuite, Inc.(1)	330,000	13,820,400
QLIK Technologies, Inc.(1)	254,000	7,162,800

		74,123,830

SPECIALTY RETAIL — 7.4%
DSW, Inc., Class A	176,000	8,794,720
GNC Holdings, Inc. Class A(1)	280,326	7,711,768
O'Reilly Automotive, Inc.(1)	272,000	22,170,720
PetSmart, Inc.	465,000	24,747,300
Tractor Supply Co.	252,000	20,354,040
Ulta Salon Cosmetics & Fragrance, Inc.(1)	275,000	20,960,500

		104,739,048

TEXTILES, APPAREL AND LUXURY GOODS — 2.2%
Deckers Outdoor Corp.(1)	86,000	6,953,100
Fossil, Inc.(1)	104,000	9,885,200
Michael Kors Holdings Ltd.(1)	253,000	7,830,350
VF Corp.	54,000	7,100,460

		31,769,110

TRADING COMPANIES AND DISTRIBUTORS — 2.6%
Fastenal Co.	308,000	14,377,440
United Rentals, Inc.(1)	573,000	21,911,520

		36,288,960

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
SBA Communications Corp., Class A(1)	554,000	25,328,880

Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

	Shares	Value

TOTAL COMMON STOCKS (Cost $1,089,066,982)		1,402,114,033

TEMPORARY CASH INVESTMENTS — 1.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 1/15/15, valued at $14,150,586), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $13,869,354)		$13,869,300
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $5,342,362), in a joint trading account at 0.14%, dated 1/31/12, due 2/1/12 (Delivery value $5,201,007)		5,200,987
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $3,833,931), in a joint trading account at 0.12%, dated 1/31/12, due 2/1/12 (Delivery value $3,762,546)		3,762,533
SSgA U.S. Government Money Market Fund	132	132

TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,832,952)		22,832,952

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,111,899,934)		1,424,946,985

OTHER ASSETS AND LIABILITIES — (0.2)%		(2,431,320)

TOTAL NET ASSETS — 100.0%		$1,422,515,665

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

21,237,268	GBP for USD	Credit Suisse AG	2/29/12	$33,458,584	$(158,548)

(Value on Settlement Date $33,300,036)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Vista - Schedule of Investments
JANUARY 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$1,265,097,623	—	—
Foreign Common Stocks	94,285,240	$42,731,170	—
Temporary Cash Investments	132	22,832,820	—

Total Value of Investment Securities	$1,359,382,995	$65,563,990	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(158,548)	—

3. Federal Tax Information

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,123,810,406
Gross tax appreciation of investments	$319,033,434
Gross tax depreciation of investments	(17,896,855)
Net tax appreciation (depreciation) of investments	$301,136,579

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 28, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 28, 2012